PAINEWEBBER GLOBAL EQUITY FUND                                   ANNUAL REPORT


PERFORMANCE AT A GLANCE
------------------------------------------------------------------------------

The graph depicts the performance of PaineWebber Global Equity Fund versus the Morgan Stanley Capital International World Index. It is important to note that PaineWebber Global Equity Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Comparison of the change of a $10,000 investment in PaineWebber Global Equity Fund (Class A) and the MSCI World Index from November 30, 1991 through October 31, 1997.

   PaineWebber Global Equity Class A     MSCI World Index
   ---------------------------------     ----------------

Nov-91          $ 9,551                      $ 9,727
Oct-92          $10,382                      $12,134
Oct-93          $13,046                      $12,848
Oct-94          $14,504                      $13,827
Oct-95          $14,751                      $15,831
Oct-96          $16,842                      $16,694
Oct-97          $18,336                      $18,225



Past performance is not predictive of future performance.

The performance of the other classes will vary from the performance of the class shown based on the difference in sales charges and fees paid by shareholders investing in different classes.


AVERAGE ANNUAL TOTAL RETURN

                                               Twelve Months        Five Years       Commencement of Operations
                                               Ended 10/31/97     Ended 10/31/97         Through 10/31/97+
                                               --------------     --------------     --------------------------

                               Class A*             8.87%            12.04%                    10.76%
% Return Without Deducting
    Maximum Sales Charge       Class B**            8.05%             N/A                       8.63%

                               Class C***           8.05%             N/A                       9.74%


                               Class A*             3.98%            11.00%                     9.90%
% Return After Deducting
    Maximum Sales Charge       Class B**            3.05%             N/A                       7.38%

                               Class C***           7.05%             N/A                       9.74%


  * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

  + Commencement of operations dates are November 14, 1991, August 25, 1995 and May 10, 1993 for Class A, Class B and Class C, respectively.

Note: The Fund offers Class Y shares to certain eligible investors, including the trustees of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the one year ended October 31, 1997 and since inception, May 10, 1993 through October 31, 1997, Class Y shares had an average annual total return of 9.31% and 10.92%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The investment return and principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

ANNUAL REPORT                          PAINEWEBBER EMERGING MARKETS EQUITY FUND


PERFORMANCE AT A GLANCE
-------------------------------------------------------------------------------

The graph depicts the performance of PaineWebber Emerging Markets Equity Fund versus the MSCI Emerging Markets Free Index and IFC Global Composite Index. Going forward, we will compare the Fund's performance to the MSCI Emerging Markets Free Index, as the new subadviser believes the Index is more representative of the Fund. It is important to note that PaineWebber Emerging Markets Equity Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Comparison of the change of a $10,000 investment in PaineWebber Emerging Markets Equity Fund (Class A, C and Y) and the MSCI Emerging Markets Free Index and the IFC Global Composite Index from January 31, 1994 through October 31, 1997.


              PAINEWEBBER        PAINEWEBBER        PAINEWEBBER
            EMERGING MARKETS   EMERGING MARKETS   EMERGING MARKETS        MSCI                IFC
              EQUITY FUND        EQUITY FUND        EQUITY FUND      EMERGING MARKETS   GLOBAL COMPOSITE
                CLASS A            CLASS C            CLASS Y           FREE INDEX           INDEX
            ----------------   ----------------   ----------------   ----------------   ----------------
Jan-94          $9,549             $10,000            $10,000          $10,000              $10,000
Oct-94          $9,485             $ 9,884            $ 9,950          $10,314              $10,682
Oct-95          $7,630             $ 7,887            $ 8,029          $ 8,164              $ 8,471
Oct-96          $7,534             $ 7,737            $ 7,946          $ 8,516              $ 9,088
Oct-97          $7,479             $ 7,613            $ 7,904          $ 7,638              $ 8,253

Past performance is not predictive of future performance.

The performance of the classes vary based on the difference in sales charges and fees paid by shareholders in different classes.

Class B shares are not shown because they were first offered at a later date.


AVERAGE ANNUAL TOTAL RETURN

                                               Twelve Months       Commencement of Operations
                                               Ended 10/31/97          Through 10/31/97+
                                               --------------      --------------------------

                               Class A*             (0.74)%                 (6.13)%
% Return Without Deducting
    Maximum Sales Charge       Class B**            (1.39)%                  0.34%

                               Class C***           (1.61)%                 (6.85)%


                               Class A*             (5.25)%                 (7.27)%
% Return After Deducting
    Maximum Sales Charge       Class B**            (6.39)%                 (1.76)%

                               Class C***           (2.61)%                 (6.85)%



  * Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

 ** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution an service fees.

  + Commencement of operations dates are January 19, 1994, December 5, 1995 and January 19, 1994 for Class A, Class B and Class C, respectively.

Note: The Fund offers Class Y (formerly Class C) shares to certain eligible investors, including the trustee of the PaineWebber Savings Investment Plan and INSIGHT Investment Advisory Program participants. For the twelve months ended October 31, 1997 and since inception, January 19, 1994 through October 31, 1997, Class Y shares had an average annual total return of (0.53)% and (5.90)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND & EMERGING MARKETS EQUITY FUND      ANNUAL REPORT


                                                               December 15, 1997

Dear Shareowner,

Enclosed is the Annual Report for PaineWebber Global Equity Fund and PaineWebber Emerging Markets Equity Fund for the year ended October 31, 1997. Global Equity has been managed by GE Investment Management Inc. since the Fund commenced operations, while Emerging Markets Equity has been managed by Schroder Capital Management International Inc. since February 25, 1997. As Schroder Capital took over Emerging Markets Equity in late February, we will highlight the returns for the fiscal year, as well as for Schroder Capital's tenure.

WORLDWIDE ECONOMIC OVERVIEW
-------------------------------------------------------------------------------

[LOGO]
     The driving force in worldwide stock markets recently has been the volatility in Asian markets. In October, the catalyst for dismal stock performance can be traced to Hong Kong. While the currency crisis was originally restricted to Thailand and its neighboring countries--the Philipines, Indonesia and Malaysia--turmoil spread through the region, finally reaching the North Asian markets of Korea, Taiwan and Hong Kong in the closing weeks of October 1997. The outcome of the currency turmoil has led Asian economies, with the exception of the Hong Kong dollar, to abandon their fixed exchange rates and subsequently devalue their currencies significantly.

     While Hong Kong has historically been considered a safe and stable refuge in the Pacific region, speculators attacked Hong Kong's currency following the Taiwanese government's decision to devalue its currency in late-October. Although both the Hong Kong monetary authority and China have pledged to defend the peg, this pressure has forced Hong Kong to raise interest rates to defend its currency's value, leading to significant downward pressure on the real estate market and associated company share prices.

     Investors feared that if Hong Kong was susceptible to currency devaluation, then many emerging market countries also would come under attack. Investors then liquidated funds from emerging economies, and interest rates increased to stem the flight of capital. Higher interest rates generally equate to slower economies, less demand for U.S. and European exports, lower corporate earnings and, finally, lower stock prices. However, in our view, these high interest rate levels should force governments and corporations to restructure the financial sector-a strong, long-term positive for the Pacific region as a whole. Additionally, the currency devaluations within Asia have enhanced the competitiveness of their products in the global marketplace.

    October marked the worst month in 1997 for emerging markets. In Latin America, Brazil's stock market drop in October continued through the beginning of November until the government announced its emergency fiscal package on the 10th of November. The package removed the short-term threat to its currency, the real, and caused the market to recover, but may push the economy into recession in 1998. However, the


PAINEWEBBER GLOBAL EQUITY FUND

- GOAL: Long-term growth of capital

- PORTFOLIO MANAGERS/SUBADVISER: Ralph Layman with Michael Solecki, GE Investment Management

- TOTAL NET ASSETS: $494.2 million as of October 31, 1997

- DIVIDEND PAYMENTS: Annually, if any
privatization program remains on track. On a more positive note, Mexico's strong economic growth is continuing, with industrial production rising 13% in September. Chile's economic weakness can be attributed in large part to concerns over both interest rates, which may have to rise, and the outlook for exports, which have a heavy dependence on Asia.

     Among the developed markets, Japan's performance was the worst, partly due to its dependence on exports to the Asian region. For the year, the Japanese stock market is down 18.2% in US$ and remains some 60% below its 1989 peak. A quick turnaround is not foreseen, as government economic stimulation programs have failed to revive the economy and financial institutions are coming under increased pressure from bankruptcies and bad loans.

     In the United States, the economic scenario remained positive. The economy advanced in the third quarter, fueled by the largest increase in consumer spending in over five years and the lowest inflation rate since 1964. The outlook for inflation is mixed. While wage pressures may gather steam in the near term, global deflation is expected to continue-keeping a cap on prices. The inability of companies to raise prices because of existing global competition presents an offset, but neither is good for corporate earnings.


PORTFOLIO REVIEW
-------------------------------------------------------------------------------

PAINEWEBBER GLOBAL EQUITY FUND
[LOGO]
     For the fiscal year ended October 31, 1997, the Fund's total return (the net asset value change with dividends reinvested), without deducting sales charges, was 8.87% for Class A shares, 8.05% for Class B shares, 8.05% for Class C shares and 9.31% for Class Y shares. In comparison, the Fund underperformed the Morgan Stanley Capital World Index and the Lipper Peer Group Average, which were up 16,74% and 15.59% for the same period, respectively.

     If you had purchased or redeemed Fund shares during the period, the Fund's total return for the period may be lower for all classes except Class Y; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was 3.98% for Class A shares, 3.05% for Class B shares, 7.05% for Class C shares and 9.31% for Class Y shares.

     The Continental European and U.S. markets were both strong regional performers for the year ended October 31, 1997. The Fund was overweighted in Continental Europe, benefiting from the region's outperformance. However, this was not enough to offset its underweighted position in the U.S. market (23.4% of net assets as of October 31, 1997) versus the MSCI World Index weighting of 8.4% during the same period. Additionally, the Fund was also negatively impacted by the poor relative performance of certain U.K.-based global companies.

     The Fund's performance was helped by its underweighting and favorable stock selection in Japan (8.4% of net assets). Examples of the global companies that performed well during the period are NTT Data Corp., Honda Motor Co. and Sony Corp. GE Investment Management's global research team identified these companies through its worldwide search for portfolio candidates that are priced inexpensively relative to their long-term growth rates.



PAINEWEBBER GLOBAL EQUITY FUND

Top Five Countries (as a % of net assets as of October 31, 1997)(*)

United States    23.4%
United Kingdom   12.0%
France           11.3%
Japan             8.4%
Germany           5.4%
(*) Allocations are subject to change


PAINEWEBBER GLOBAL EQUITY FUND

Top Five Holdings (as a % of net assets as of October 31, 1997)(+)

Airtouch Communications, Inc.   2.9%
Siebe PLC                       2.5%
Allied Signal Inc.              2.5%
Sony Corp.                      2.4%
Sampo Insurance Co. Ltd.        1.9%
(+) Holdings are subject to change

PAINEWEBBER GLOBAL EQUITY FUND & EMERGING MARKETS EQUITY FUND      ANNUAL REPORT


--------------------------------------------------------------------------------

EMERGING MARKETS EQUITY FUND

     For the fiscal year ended October 31, 1997, the Fund's total return (the net asset value change), without deducting sales charges, was (0.74)% for Class A shares, (1.39)% for Class B shares, (1.61)% for Class C shares and (0.53)% for Class Y shares. In comparison, the Fund outperformed its benchmark, the Morgan Stanley Capital International Emerging markets Free Index, which was down 10.31%, but underperformed the Lipper Emerging Markets Fund Average, which was up 3.10% for the same period.

     For shareowners who purchased or redeemed Fund shares during the period, the Fund's total return for the period may be lower for all classes except Class Y; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was (5.25)% for Class A shares, (6.39)% for Class B shares, (2.61)% for Class C shares and (0.53)% for Class Y shares.

     As we mentioned earlier, for your information, we are also disclosing the Fund's performance for the period since Schroder Capital Management International assumed management responsibility. For the period from February 25, 1997 through the fiscal year-end, the Fund's total return (the net asset value change), without deducting sales charges, was (11.42)% for Class A shares, (11.80)% for Class B shares, (11.91)% for Class C shares and (11.34)% for Class Y shares. While performance for this period was disappointing from an asset class perspective, the Fund outperformed its benchmark by over eight percentage points: the Index fell by 20.87%. We attribute this outperformance to the fact that the Fund's exposure to Asia was reduced after Schroder Capital assumed management responsibility.

     For shareowners who purchased or redeemed Fund shares during the period since Schroder Capital took over management, the Fund's total return may be lower for all classes except Class Y; for example, after deducting the maximum applicable sales charges, the Fund's total return for the period was (15.41)% for Class A shares, (16.21)% for Class B shares, (12.79)% for Class C shares and (11.34)% for Class Y shares.

HOW HAS THE FUND CHANGED SINCE FEBRUARY--The Fund's composition changed when Schroder Capital took over management. Their goals upon assuming management were to assess the Fund's holdings and country allocation, and to bring the Fund in line with their policy over a period of weeks. This required country allocation shifts, the sale of stocks that were not consistent with their approach and, of course, purchases of companies they believed to have sustainable competitive advantages and whose growth potential appeared undervalued by the market.

     One of the major changes Schroder Capital implemented in terms of country allocation was reduce the Fund's exposure to Asia. Within the region, all of the fund's Malaysian positions were sold--a market that is down a staggering 61.6% since the end of February.

     The Fund's exposure to the other Southeast Asian markets (Thailand, Indonesia and the Philipines) was also reduced--markets that have been affected by the currency crisis in the region.

     Schroder Capital saw some opportunities in Europe and South Africa and increased the Fund's exposure to these areas. The Fund's holdings in this region are focused on Hungary and Poland, where fundamental trends remain solid. Attractive valuations and falling interest rates led to Schroder Capital to substantially increase the allocation in South Africa, now at 6.9% of net assets, up 4.2% at the end of February.



PAINEWEBBER EMERGING MARKETS EQUITY FUND

FUND PROFILE

- GOAL: Long-term capital appreciation

- PORTFOLIO MANAGER/SUBADVISER: John Troiano, Schroder Capital Management International Inc.

- TOTAL NET ASSETS: $26.2 million as of October 31, 1997

- DIVIDEND PAYMENTS: Annually, if any



PAINEWEBBER EMERGING MARKETS EQUITY FUND

Top Five Holdings (as a % of net assets as of October 31, 1997)*

Global Telesystems                                    ADR  3.4%
Fomento Economico Mexicano, S.A. de C.V.         Series B  2.0%
Petroleo Brasileiros S.A.                     (Petrobras)  1.9%
Cifra, S.A. de C.V.                              Series C  1.8%
Telefonos de Mexico S.A. de C.V.                      ADR  1.7%
* Holdings are subject to change

ANNUAL REPORT


OUTLOOK
------------------------------------------------------------------------------
[LOGO]
     Looking forward, we may well see continued volatility over the coming months until the economic situation in Asia stabilizes. We expect that by 1999 the Pacific Basin region may begin to see a reacceleration of growth. While the round of aggressive currency devaluations in Southeast Asia may pose a short-term obstacle for the region's companies, it should eventually lead to significant export potential for the region and increased competitiveness. After the dramatic falls experienced by many Asian markets, the recent correction in Latin American and improving fundamentals in Europe and Africa, we believe that valuations in many of the emerging markets are attractive and that favorable longer-term prospects will start to reassert themselves.

     In Asia, we continue to favor India and China and are looking for currency stability followed by falling interest rates before adding to the Southeast Asian markets.

     Generally, we continue to have a favorable outlook for Europe, as the region's growth prospects and interest conditions are attractive. The Continent appears to be on target to achieve economic union by January 1, 1999.

     Low inflation, strong corporate profits and a healthy economy have served as a solid foundation for the U.S. market; we remain concerned, however, over the sustainability of earnings growth and valuations in the U.S. market for 1998. GE Investment intends to maintain an underweighted U.S. position in PaineWebber Global Equity Fund until valuations become more attractive.

     For a quarterly FUND PROFILE on PaineWebber Global Equity Fund, PaineWebber Emerging Markets Equity Fund or another fund in the PaineWebber Family of Funds, contact your Investment Executive.

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely

/s/ Margo N. Alexander  /s/ Ralph Layman        /s/John Troiano
MARGO N. ALEXANDER      RALPH LAYMAN            JOHN TROIANO
President,              Portfolio Manager,      Portfolio Manager,
Mitchell Hutchins       PaineWebber Global      PaineWebber Emerging Markets
Asset Management Inc.   Equity Fund             Equity Fund

The views expressed in this report were those of the Funds' portfolio managers as of the dates specified, and may not reflect the views of the portfolio managers on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice; investors should consult their own investment executives as to their individual investment programs.



PAINEWEBBER EMERGING MARKETS EQUITY FUND

SHIFTS IN REGIONAL ALLOCATION
February 28, 1997 versus October 31, 1997
(based on %  of net assets)*

Since Schroder Capital assumed management of the Fund on February 25, 1997, it has shifted the Fund's country allocation. For illustrative purposes only, the graph below provides you with a quick summary of these moves.


                                   31-Oct-97             25-Feb-97
                                   ---------             ---------
Asia                                 29.5%                 46.2%
Latin America                        37.2%                 28.9%
Europe                               15.3%                 13.7%
South Africa                          6.9%                  4.2%
Middle East                           6.2%                  1.5%

* Allocations are subject to change

PAINEWEBBER GLOBAL EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   -----------------------------------
                                                                             12 MONTHS ENDED       6 MONTHS
                                  10/31/97     04/30/97       10/31/96          10/31/97        ENDED 10/31/97
---------------------------------------------------------------------------------------------------------------
Class A Shares                     $18.37       $17.55       $ 17.43               8.87%              4.67%
---------------------------------------------------------------------------------------------------------------
Class B Shares                      17.69        16.97         16.93               8.05               4.24
---------------------------------------------------------------------------------------------------------------
Class C Shares                      17.69        16.97         16.93               8.05               4.24
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
11/14/91-12/31/91                  $12.00       $12.29           --                --                 2.42%
---------------------------------------------------------------------------------------------------------------
1992                                12.29        12.45       $  0.1610         $   0.0800             3.26
---------------------------------------------------------------------------------------------------------------
1993                                12.45        16.07          0.2100             --                30.77
---------------------------------------------------------------------------------------------------------------
1994                                16.07        14.43          1.2530             --                (2.38)
---------------------------------------------------------------------------------------------------------------
1995                                14.43        15.81          0.5743             --                13.54
---------------------------------------------------------------------------------------------------------------
1996                                15.81        17.57          0.5784             --                14.80
---------------------------------------------------------------------------------------------------------------
01/01/97-10/31/97                   17.57        18.37           --                --                 4.55
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  2.7767         $   0.0800
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/97:        83.97%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
08/25/95-12/31/95                  $15.83       $15.46       $  0.5743             --                 1.29%
---------------------------------------------------------------------------------------------------------------
1996                                15.46        17.03          0.5784             --                13.91
---------------------------------------------------------------------------------------------------------------
01/01/97-10/31/97                   17.03        17.69           --                --                 3.88
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  1.1527         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/97:        19.84%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
05/10/93-12/31/93                  $13.80       $15.99       $  0.2100             --                17.39%
---------------------------------------------------------------------------------------------------------------
1994                                15.99        14.23          1.2530             --                (3.12)
---------------------------------------------------------------------------------------------------------------
1995                                14.23        15.46          0.5743             --                12.67
---------------------------------------------------------------------------------------------------------------
1996                                15.46        17.03          0.5784             --                13.91
---------------------------------------------------------------------------------------------------------------
01/01/97-10/31/97                   17.03        17.69           --                --                 3.88
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  2.6157         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/97:        51.63%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors, including the trustee of the PaineWebber Savings Investment Plan, and INSIGHT Investment Advisory Program Participants. For year ended October 31, 1997, and since inception, May 10, 1993 through October 31, 1997, Class Y shares had a total return of 9.31% and 59.06% respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PERFORMANCE RESULTS (UNAUDITED)

                                             NET ASSET VALUE                          TOTAL RETURN(1)
                                 ----------------------------------------   ------------------------------------
                                                                             12 MONTHS ENDED        6 MONTHS
                                  10/31/97     04/30/97       10/31/96          10/31/97         ENDED 10/31/97
----------------------------------------------------------------------------------------------------------------
Class A Shares                     $ 9.39       $10.46       $  9.46               (0.74)%           (10.23)%
----------------------------------------------------------------------------------------------------------------
Class B Shares                       9.19        10.27          9.32               (1.39)            (10.52)
----------------------------------------------------------------------------------------------------------------
Class C Shares                       9.17        10.26          9.32               (1.61)            (10.62)
----------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                  $12.00       $10.49           --                --               (12.58)%
---------------------------------------------------------------------------------------------------------------
1995                                10.49         9.26           --            $   0.0517           (11.20)
---------------------------------------------------------------------------------------------------------------
1996                                 9.26         9.71           --                --                 4.86
---------------------------------------------------------------------------------------------------------------
01/01/97-10/31/97                    9.71         9.39           --                --                (3.30)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0517
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/97:       (21.29)%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES


                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
12/05/95-12/31/95                  $ 9.13       $ 9.18           --                --                 0.55%
---------------------------------------------------------------------------------------------------------------
1996                                 9.18         9.56           --                --                 4.14
---------------------------------------------------------------------------------------------------------------
01/01/97-10/31/97                    9.56         9.19           --                --                (3.87)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0000
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/97:         0.66%
---------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                                    NET ASSET VALUE
                                 ----------------------    CAPITAL GAINS        DIVIDENDS            TOTAL
PERIOD COVERED                   BEGINNING      ENDING      DISTRIBUTED           PAID             RETURN(1)
---------------------------------------------------------------------------------------------------------------
01/19/94-12/31/94                  $12.00       $10.42           --                --               (13.17)%
---------------------------------------------------------------------------------------------------------------
1995                                10.42         9.18           --            $   0.0034           (11.87)
---------------------------------------------------------------------------------------------------------------
1996                                 9.18         9.55           --                --                 4.03
---------------------------------------------------------------------------------------------------------------
01/01/97-10/31/97                    9.55         9.17           --                --                (3.98)
---------------------------------------------------------------------------------------------------------------
                                                 Total:      $  0.0000         $   0.0034
---------------------------------------------------------------------------------------------------------------
                                                      CUMULATIVE TOTAL RETURN AS OF 10/31/97:       (23.55)%
---------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included.

Note: The Fund offers Class Y shares to a limited group of eligible investors including the INSIGHT Investment Advisory Program participants. For the year ended October 31, 1997 and since inception, January 19, 1994 through October 31, 1997, Class Y shares had a total return of (0.53)% and (20.56)%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER GLOBAL EQUITY FUND

PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1997

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
COMMON STOCKS--94.89%
AUSTRALIA--0.74%
BEVERAGES--0.54%
        351,779    Coca Cola Amatil Ltd..........   $   2,647,059
                                                    -------------
FOOD--0.20%
      1,886,584    Burns, Philp & Co. Ltd........         995,055
                                                    -------------
Total Australia Common Stocks....................       3,642,114
                                                    -------------
AUSTRIA--1.25%
ENGINEERING & CONSTRUCTION--0.72%
         20,030    VA Technologie AG.............       3,554,176
                                                    -------------
OIL & GAS--0.53%
         18,501    OMV AG........................       2,630,257
                                                    -------------
Total Austria Common Stocks......................       6,184,433
                                                    -------------
BRAZIL--1.52%
BANKS--0.71%
        127,809    Uniao de Banco Brasileiro S.A.
                     GDR.........................       3,482,795
                                                    -------------
TELECOMMUNICATIONS--0.81%
         39,603    Telecomunicacoes Brasileiras
                     S.A. (Telebras) ADR.........       4,019,705
                                                    -------------
Total Brazil Common Stocks.......................       7,502,500
                                                    -------------
CANADA--0.34%
ENERGY--0.34%
         72,208    Renaissance Energy Ltd.*......       1,675,383
                                                    -------------
CROATIA--0.12%
PHARMACEUTICAL--0.12%
         37,263    Pliva D.D. GDR................         577,577
                                                    -------------
FINLAND--3.21%
FINANCIAL SERVICES--1.27%
      1,281,372    Merita Ltd. (Series A)........       6,266,604
                                                    -------------
MULTI-LINE INSURANCE--1.94%
        322,264    Sampo Insurance Co. Ltd.......       9,593,323
                                                    -------------
Total Finland Common Stocks......................      15,859,927
                                                    -------------
FRANCE--11.26%
AUTO PARTS--0.73%
         70,476    Michelin (Class B)............       3,615,282
                                                    -------------
AUTOMOBILES--0.93%
        165,739    Renault S.A.*.................       4,611,643
                                                    -------------

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

FRANCE--(CONCLUDED)

COMPUTER SOFTWARE & SERVICES--0.93%
         57,838    Cap Gemini S.A. ..............   $   4,592,347
                                                    -------------
ELECTRONICS--1.21%
        112,209    Schneider S.A.................       5,991,483
                                                    -------------
ENGINEERING & CONSTRUCTION--0.56%
         26,674    Suez Lyonnaise des Eaux
                     S.A. .......................       2,769,943
                                                    -------------
FOOD--0.87%
          8,285    Carrefour S.A.................       4,323,296
                                                    -------------
MULTI-LINE INSURANCE--1.66%
        119,476    AXA-UAP.......................       8,181,514
                                                    -------------
OIL--1.91%
         85,070    Total S.A. (Class B)..........       9,438,703
                                                    -------------
OIL WELL EQUIPMENT & SERVICES--1.56%
        139,837    Coflexip S.A. ADR.............       7,691,035
                                                    -------------
STEEL--0.90%
        268,700    Usinor Sacilor................       4,448,637
                                                    -------------
Total France Common Stocks.......................      55,663,883
                                                    -------------
GERMANY--5.05%
AUTOMOBILES--1.53%
        112,715    Daimler-Benz AG...............       7,552,258
                                                    -------------
MACHINERY (DIVERSIFIED)--1.20%
         14,092    Mannesmann AG.................       5,951,373
                                                    -------------
MANUFACTURING--0.50%
         39,826    Siemens AG....................       2,451,293
                                                    -------------
MEDICAL PRODUCTS & SUPPLIES--0.91%
         63,965    Fresenius Medical Care AG*....       4,508,497
                                                    -------------
STEEL--0.91%
         32,134    SGL Carbon AG.................       4,511,212
                                                    -------------
Total Germany Common Stocks......................      24,974,633
                                                    -------------
GREECE--0.17%
BANKS--0.17%
         12,806    Alpha Credit Bank.............         846,070
                                                    -------------
HONG KONG--1.22%
ELECTRONICS--0.32%
        576,500    Johnson Electric Holdings.....       1,573,324
                                                    -------------

PAINEWEBBER GLOBAL EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

COMMON STOCKS--(CONTINUED)
HONG KONG--(CONCLUDED)

FINANCIAL SERVICES--0.64%
        140,281    HSBC Holdings PLC.............   $   3,175,215
                                                    -------------
RETAIL--0.26%
      3,485,000    Giordano International Ltd....       1,284,647
                                                    -------------
Total Hong Kong Common Stocks....................       6,033,186
                                                    -------------
INDONESIA--0.81%
AUTOMOBILES--0.65%
      4,326,000    P.T. Astra International
                     Inc.........................       3,210,000
                                                    -------------
TRANSPORTATION--0.16%
      3,021,719    P.T. Steady Safe..............         817,247
                                                    -------------
Total Indonesia Common Stocks....................       4,027,247
                                                    -------------
ISRAEL--2.05%
COMPUTER SOFTWARE & SERVICES--0.27%
         43,100    Tecnomatix Technologies
                     Ltd.*.......................       1,330,712
                                                    -------------
PHARMACEUTICAL--0.76%
         80,860    Teva Pharmaceutical Industries
                     Ltd. ADR (1)................       3,780,205
                                                    -------------
TELECOMMUNICATIONS--1.02%
        182,080    ECI Telecommunications Ltd....       5,029,960
                                                    -------------
Total Israel Common Stocks.......................      10,140,877
                                                    -------------
ITALY--4.48%
BANKS--1.47%
      1,637,160    Credito Italiano (1)..........       4,366,082
        383,384    Istituto Bancario San Paolo di
                     Torino......................       2,908,782
                                                    -------------
                                                        7,274,864
                                                    -------------
CONGLOMERATE--0.50%
      3,042,920    Montedison SPA................       2,469,564
                                                    -------------
HOUSEHOLD FURNITURE & APPLIANCES--1.36%
        300,583    Industrie Natuzzi SPA ADR.....       6,725,545
                                                    -------------
TELECOMMUNICATIONS--1.15%
      1,531,261    Telecom Italia Mobile SPA.....       5,680,047
                                                    -------------
Total Italy Common Stocks........................      22,150,020
                                                    -------------
JAPAN--8.39%
AUTOMOBILES--1.28%
        188,000    Honda Motor Co................       6,326,547
                                                    -------------
COMPUTER SOFTWARE & SERVICES--1.69%
            175    NTT Data Corp. (1)............       8,361,030
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

JAPAN--(CONCLUDED)

ELECTRONICS--2.83%
        139,800    Sony Corp.....................   $  11,604,503
        136,000    Sumitomo Sitix Corp. (1)......       2,395,679
                                                    -------------
                                                       14,000,182
                                                    -------------
FINANCIAL SERVICES--1.08%
        198,765    Credit Saison Co. Ltd. (1)....       5,334,532
                                                    -------------
PHOTOGRAPHY & IMAGING--1.28%
        260,000    Canon Inc. ...................       6,308,267
                                                    -------------
TELECOMMUNICATIONS--0.23%
            333    DDI Corp......................       1,112,306
                                                    -------------
Total Japan Common Stocks........................      41,442,864
                                                    -------------
MEXICO--1.26%
BANKS--0.52%
        276,222    Grupo Financiero Bancomer S.A.
                     ADR+*(1)....................       2,555,053
                                                    -------------
FOOD--0.26%
        329,811    Gruma S.A. de C.V. (Series
                     B)*.........................       1,290,137
                                                    -------------
TELECOMMUNICATIONS--0.48%
         95,420    Grupo Carso S.A. de C.V.
                     (Series A)..................         604,270
        144,971    Grupo Carso S.A. de C.V.
                     ADR.........................       1,775,895
                                                    -------------
                                                        2,380,165
                                                    -------------
Total Mexico Common Stocks.......................       6,225,355
                                                    -------------
NETHERLANDS--3.67%
FINANCIAL SERVICES--1.81%
        212,981    Internationale Nederlanden
                     Groep N.V. .................       8,940,485
                                                    -------------
OIL WELL EQUIPMENT & SERVICES--0.78%
         63,233    IHC Caland N.V. ..............       3,888,756
                                                    -------------
STEEL--1.08%
        210,579    Ispat International N.V.
                     (Class A)*..................       5,330,281
                                                    -------------
Total Netherlands Common Stocks..................      18,159,522
                                                    -------------
NORWAY--0.48%
OIL WELL EQUIPMENT & SERVICES--0.48%
         34,742    Petroleum Geo Services*.......       2,395,004
                                                    -------------
PAKISTAN--0.00%
BANKS--0.00%
             70    Bank Commerce Al-Habib,
                     Ltd.*(2)....................              57
            100    Soneri Bank Ltd.*(2) .........              57
                                                    -------------
Total Pakistan Common Stocks.....................             114
                                                    -------------

PAINEWEBBER GLOBAL EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

COMMON STOCKS--(CONTINUED)

PANAMA--1.68%
BANKS--0.52%
         64,503    Banco Latinoamericano de
                     Exportaciones S.A. (Class
                     E)..........................   $   2,563,994
                                                    -------------
BEVERAGES--1.16%
        185,528    Panamerican Beverages Inc.....       5,751,368
                                                    -------------
Total Panama Common Stocks.......................       8,315,362
                                                    -------------
PERU--0.95%
TELECOMMUNICATIONS--0.95%
        236,991    Telefonica Del Peru S.A.
                     ADR.........................       4,680,572
                                                    -------------
PHILIPPINES--0.66%
BANKS--0.24%
        168,120    Metropolitan Bank & Trust
                     Co. ........................       1,161,901
                                                    -------------
BEVERAGES--0.31%
      1,367,423    San Miguel Corp. (Class B)
                     (1) ........................       1,523,645
                                                    -------------
TELECOMMUNICATIONS--0.11%
      2,584,000    Pilipino Telephone Corp.*.....         561,264
                                                    -------------
Total Philippines Common Stocks..................       3,246,810
                                                    -------------
PORTUGAL--0.82%
BANKS--0.57%
        136,932    Banco Comercial Portugues
                     S.A. .......................       2,787,697
                                                    -------------
TELECOMMUNICATIONS--0.25%
         13,785    Telecel-Comunicacoes Pessoais
                     S.A.*.......................       1,246,412
                                                    -------------
Total Portugal Common Stocks.....................       4,034,109
                                                    -------------
SOUTH AFRICA--0.71%
COMPUTER SOFTWARE & SERVICES--0.71%
        838,580    Dimension Data Holdings
                     Ltd.*.......................       3,485,008
                                                    -------------
SPAIN--2.19%
BANKS--0.62%
        109,379    Banco Santander S.A. (1) .....       3,063,996
                                                    -------------
OIL & GAS--1.57%
        185,267    Repsol S.A....................       7,768,809
                                                    -------------
Total Spain Common Stocks........................      10,832,805
                                                    -------------
SWEDEN--1.50%
AUTO PARTS--1.50%
        184,174    Autoliv Inc. SDR..............       7,389,189
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

SWITZERLAND--4.94%
ELECTRICAL EQUIPMENT--1.18%
          4,491    ABB AG........................   $   5,853,294
                                                    -------------
MULTI-LINE INSURANCE--0.95%
         11,418    Zurich Versicherungs..........       4,713,161
                                                    -------------
PHARMACEUTICAL--1.83%
          5,766    Novartis AG...................       9,030,415
                                                    -------------
REINSURANCE--0.28%
            909    Schw Ruckversicherungs........       1,369,099
                                                    -------------
RETAIL--0.70%
         30,258    Tag Heuer International
                     S.A.*.......................       3,457,440
                                                    -------------
Total Switzerland Common Stocks..................      24,423,409
                                                    -------------
UNITED KINGDOM--12.04%
ALUMINUM--0.50%
        852,731    Billiton PLC..................       2,471,483
                                                    -------------
AUTO PARTS--1.25%
      1,796,757    LucasVarity PLC...............       6,164,675
                                                    -------------
BANKS--0.27%
        162,175    Bank Of Scotland..............       1,338,679
                                                    -------------
LEISURE--2.69%
        306,085    Airtours PLC..................       6,085,383
        520,866    Granada Group PLC.............       7,183,322
                                                    -------------
                                                       13,268,705
                                                    -------------
MACHINERY (DIVERSIFIED)--2.49%
        640,058    Siebe PLC.....................      12,295,673
                                                    -------------
MANUFACTURING--0.46%
        131,020    Bodycote International PLC....       2,270,730
                                                    -------------
METALS--1.28%
        639,966    Johnson Matthey PLC...........       6,324,114
                                                    -------------
MULTI-LINE INSURANCE--0.55%
         84,415    Commercial Union PLC..........       1,189,670
        161,753    Royal & Sun Alliance Insurance
                     Group.......................       1,550,944
                                                    -------------
                                                        2,740,614
                                                    -------------
PHARMACEUTICAL--0.47%
        675,817    Medeva PLC....................       2,347,075
                                                    -------------
PUBLISHING--0.54%
        270,223    Reed International PLC........       2,672,598
                                                    -------------
RAILROADS--0.95%
        294,009    Railtrack Group PLC...........       4,700,900
                                                    -------------

PAINEWEBBER GLOBAL EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

COMMON STOCKS--(CONCLUDED)
UNITED KINGDOM--(CONCLUDED)

TRANSPORTATION--0.59%
        236,773    Stagecoach Holdings PLC.......   $   2,895,924
                                                    -------------
Total United Kingdom Common Stocks...............      59,491,170
                                                    -------------
UNITED STATES--23.38%
BANKS--1.56%
         61,575    Citicorp......................       7,700,723
                                                    -------------
CHEMICALS--0.60%
         74,884    Avery Dennison Corp...........       2,981,319
                                                    -------------
COMPUTER SOFTWARE & SERVICES--1.36%
        230,418    First Data Corp. .............       6,696,523
                                                    -------------
CONGLOMERATE--2.49%
        341,185    Allied-Signal Inc.............      12,282,660
                                                    -------------
ELECTRICAL EQUIPMENT--1.69%
        154,759    Harman International
                     Industries Inc..............       8,356,986
                                                    -------------
ELECTRONICS--3.76%
         64,015    Intel Corp....................       4,929,155
         96,594    Motorola Inc..................       5,964,679
        515,938    Sensormatic Electronics Corp.
                     (1).........................       7,706,824
                                                    -------------
                                                       18,600,658
                                                    -------------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.97%
        128,547    Thermo Electron Corp.*........       4,796,410
                                                    -------------
FINANCIAL SERVICES--2.01%
         87,549    Morgan Stanley, Dean Witter,
                     Discover & Co. .............       4,289,901
         80,778    Travelers Group Inc...........       5,654,460
                                                    -------------
                                                        9,944,361
                                                    -------------
INDUSTRIAL SERVICES & SUPPLIES--1.04%
        107,880    Ecolab Inc....................       5,131,043
                                                    -------------
OFFICE EQUIPMENT & SUPPLIES--0.55%
         86,860    Zebra Technologies Corp.
                     (Class A)*..................       2,714,375
                                                    -------------
PHARMACEUTICAL--1.53%
        128,754    R.P. Scherer Corp.*...........       7,580,392
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

UNITED STATES--(CONCLUDED)

RETAIL--2.21%
         89,426    Home Depot Inc................   $   4,974,321
        141,825    Sears Roebuck & Co. ..........       5,938,922
                                                    -------------
                                                       10,913,243
                                                    -------------
STEEL--0.68%
         89,413    UCAR International Inc.*......       3,352,988
                                                    -------------
TELECOMMUNICATIONS--2.93%
        375,213    Airtouch Communications
                     Inc.*.......................      14,492,602
                                                    -------------
Total United States Common Stocks................     115,544,283
                                                    -------------
Total Common Stocks (cost--$428,622,090).........     468,943,426
                                                    -------------

PREFERRED STOCKS--1.36%
BRAZIL--0.97%
TELECOMMUNICATIONS--0.97%
     18,272,765    Telecomunicacoes de Sao Paolo
                     S.A.-Telesp.................       4,773,510
                                                    -------------
GERMANY--0.39%
MEDICAL PRODUCTS & SUPPLIES--0.39%
         34,150    Fresenius Medical Care AG*....       1,941,467
                                                    -------------
Total Preferred Stocks (cost--$7,676,976)........       6,714,977
                                                    -------------

   NUMBER OF
    RIGHTS
---------------

RIGHTS--0.00%
BRAZIL--0.00%
TELECOMMUNICATIONS--0.00%
        792,563    Telecomunicacoes de Sao Paolo
                     S.A.-Telesp, rights expiring
                     11/12/97 (cost--$0).........              72
                                                    -------------

PAINEWEBBER GLOBAL EQUITY FUND

   PRINCIPAL
    AMOUNT                                         MATURITY  INTEREST
    (000'S)                                         DATES     RATES          VALUE
---------------                                    --------  --------    -------------

REPURCHASE AGREEMENTS--2.13%
$         1,570    Repurchase Agreement dated
                     10/31/97 with State Street
                     Bank & Trust Company,
                     collateralized by $1,603,126
                     U.S. Treasury Bills, 5.875%
                     due 08/15/98,
                     proceeds: $1,570,720........  11/03/97   5.500%     $   1,570,000
          8,940    Repurchase Agreement dated
                     10/31/97 with State Street
                     Bank & Trust Company,
                     collateralized by $9,122,112
                     U.S. Treasury Bonds, 8.875%
                     due 02/15/19, proceeds:
                     $8,944,098..................  11/03/97   5.500          8,940,000
                                                                         -------------
Total Repurchase Agreements
  (cost--$10,510,000)............................                           10,510,000
                                                                         -------------


   NUMBER OF
    SHARES
---------------

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--4.16%
MONEY MARKET FUNDS--4.16%
     15,255,391    Liquid Assets Portfolio...........................       15,255,391
      3,500,934    Prime Portfolio...................................        3,500,934
         90,473    TempCash Portfolio................................           90,473
      1,689,769    TempFund Portfolio................................        1,689,769
                                                                         -------------
Total Money Market Funds.............................................       20,536,567
                                                                         -------------
Total Investments of Cash Collateral for Securities Loaned
  (cost--$20,536,567)................................................       20,536,567
                                                                         -------------
Total Investments (cost--$467,345,633)--102.54%......................      506,705,042
Liabilities in excess of other assets--(2.54)%.......................      (12,529,625)
                                                                         -------------
Net Assets--100.00%..................................................    $ 494,175,417
                                                                         -------------
                                                                         -------------

-----------------

*    Non-income producing security

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR  American Depositary Receipt

GDR Global Depositary Receipt

SDR  Swedish Depositary Receipt

(1)  Security, or a portion thereof, was loaned at October 31, 1997.

(2)  Illiquid securities

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

PORTFOLIO OF INVESTMENTS                                        OCTOBER 31, 1997

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------
COMMON STOCKS--87.55%
ARGENTINA--4.54%
BANKS--0.78%
          5,000    Banco De Galicia y Buenos
                     Aires S.A. de C.V. ADR......   $     121,172
         24,642    IRSA Inversiones y
                     Representaciones S.A. Class
                     B...........................          82,847
                                                    -------------
                                                          204,019
                                                    -------------
DIVERSIFIED INDUSTRIALS--0.32%
         13,395    Perez Companc S.A. Class B....          83,903
                                                    -------------
OIL EXPLORATION & PRODUCTION--1.65%
         71,420    Astra Cia Argentina de
                     Petroleo S.A. Class B.......         111,483
         10,067    YPF Sociedad Anonima Series D
                     ADR.........................         322,144
                                                    -------------
                                                          433,627
                                                    -------------
PROPERTY--0.31%
          4,500    Cresud S.A. C.I.F.yA. ADR*....          81,000
                                                    -------------
TELECOMMUNICATIONS--1.48%
         39,900    Telecom Argentina S.A.*.......         199,621
          6,730    Telefonica de Argentina S.A.
                     Class B ADR.................         189,281
                                                    -------------
                                                          388,902
                                                    -------------
Total Argentina Common Stocks....................       1,191,451
                                                    -------------
BOTSWANA--0.35%
BREWERIES, PUBS, & RESTAURANTS--0.35%
         78,700    Sechaba Breweries Ltd.........          90,863
                                                    -------------
BRAZIL--4.60%
ELECTRICITY--2.30%
      2,140,000    Companhia Paulista de Forca e
                     Luz.........................         313,473
        870,000    Light Servicos de Eletricidade
                     S.A.*.......................         288,830
                                                    -------------
                                                          602,303
                                                    -------------
ENGINEERING--0.00%
              1    Mangels Industrial S.A.*......               0
                                                    -------------
TELECOMMUNICATIONS--2.30%
      4,900,000    Telecomunicacones Brasileiras
                     S.A. (Telebras).............         435,531
          1,650    Telecomunicacones Brasileiras
                     S.A. (Telebras) ADR.........         167,475
                                                    -------------
                                                          603,006
                                                    -------------
Total Brazil Common Stocks.......................       1,205,309
                                                    -------------

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

CHILE--4.80%
ALCOHOLIC BEVERAGES--0.42%
          4,000    Vina Concha Y Toro S.A. ADR...   $     109,000
                                                    -------------
BANKS--0.51%
          3,700    Banco BHIF ADR................          64,056
          5,300    Banco Santander Chile Series A
                     ADS.........................          68,900
                                                    -------------
                                                          132,956
                                                    -------------
DIVERSIFIED INDUSTRIALS--0.23%
          5,000    Maderas Y Sinteticos S.A.
                     ADR.........................          61,250
                                                    -------------
ELECTRICITY--1.47%
          6,750    Chilectra S.A. ADR............         182,250
          7,447    Chilgener S.A. ADR............         202,931
                                                    -------------
                                                          385,181
                                                    -------------
EXTRACTIVE INDUSTRIES--0.44%
          2,200    Sociedad Quimica Y Minera de
                     Chile S.A. Series B ADR.....         114,125
                                                    -------------
RETAILERS, GENERAL--0.32%
          4,600    Santa Isabel SA ADR...........          85,100
                                                    -------------
TELECOMMUNICATIONS--1.41%
         13,325    Compania de Telecomunicaciones
                     de Chile S.A. ADR...........         369,769
                                                    -------------
Total Chile Common Stocks........................       1,257,381
                                                    -------------
CHINA--1.21%
ELECTRICITY & GAS--0.48%
          5,700    Huaneng Power International
                     Inc. ADR*...................         125,400
                                                    -------------
TRANSPORTATION--0.73%
         94,000    Guangshen Railway Co. Ltd.....          29,179
        250,000    Qingling Motors Co. Class H...         163,293
                                                    -------------
                                                          192,472
                                                    -------------
Total China Common Stocks........................         317,872
                                                    -------------
CROATIA--0.49%
HEALTH/PERSONAL CARE--0.49%
          8,300    Pliva dd GDR..................         128,650
                                                    -------------
CZECH REPUBLIC--0.62%
UTILITIES--0.62%
          1,415    SPT Telecom A.S.*.............         163,122
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

COMMON STOCKS--(CONTINUED)

EGYPT--0.80%
BANKS--0.80%
          9,700    Commercial International Bank
                     GDR.........................   $     210,975
                                                    -------------
GHANA--0.37%
EXTRACTIVE INDUSTRIES--0.37%
          9,900    Ashanti Goldfields Co. Ltd.
                     GDR.........................          97,763
                                                    -------------
GREECE--1.50%
BEVERAGE & TOBACCO MANUFACTURING--1.07%
          6,790    Hellenic Bottling Co. S.A.....         280,455
                                                    -------------
BUILDING MATERIALS & CONSTRUCTION--0.43%
          2,300    Titan Cement Co. S.A..........         112,395
                                                    -------------
Total Greece Common Stocks.......................         392,850
                                                    -------------
HONG KONG--4.26%
COMMERCE/INDUSTRIAL--1.62%
        333,000    Beijing Datang Power
                     Generation Company Ltd.*....         167,975
         24,000    Citic Pacific Ltd.............         114,855
         32,000    Shanghai Industrial Holdings
                     Ltd.*.......................         142,378
                                                    -------------
                                                          425,208
                                                    -------------
CONSTRUCTION--0.90%
         47,000    Anhui Expressway Co. Ltd......           8,207
         88,000    Cheung Kong Infrastucture.....         227,640
                                                    -------------
                                                          235,847
                                                    -------------
FOODS--0.03%
         50,000    Tingyi Cayman Island Holdings
                     Corp.*......................           8,407
                                                    -------------
MISCELLANEOUS FINANCIAL--0.28%
        240,000    Min Xin Holdings+*............          72,172
                                                    -------------
REAL ESTATE--1.05%
         38,000    China Resources Developement
                     Enterprises*................         104,197
         86,000    New World Infrastructure
                     Ltd.*.......................         170,187
                                                    -------------
                                                          274,384
                                                    -------------
SHIPPING--0.37%
         84,000    Cosco Pacific Ltd.............          97,782
                                                    -------------
WHOLESALE--0.01%
          2,000    Guangnan Holdings.............           1,837
                                                    -------------
Total Hong Kong Common Stocks....................       1,115,637
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

HUNGARY--2.49%
BANKS--0.18%
          1,500    OTP Bank National Savings &
                     Commerical Bank*............   $      46,688
                                                    -------------
BUILDING MATERIALS & CONSTRUCTION--0.23%
          1,082    Pannonplast Muanya RT.........          59,523
                                                    -------------
CHEMICALS--0.56%
          4,150    Borsodchem RT GDR.............         148,362
                                                    -------------
HEALTH/PERSONAL CARE--1.12%
          3,150    Gedeon Richter RT GDR*........         292,950
                                                    -------------
MISCELLANEOUS MANUFACTURING--0.16%
          1,200    Borsodchem RT GDR+*...........          42,900
                                                    -------------
OILS--0.24%
          2,880    Magyar Olaj Es Gazipari KT*...          62,280
                                                    -------------
Total Hungary Common Stocks......................         652,703
                                                    -------------
INDIA--8.53%
ELECTRICAL EQUIPMENT--0.59%
         15,000    Bharat Heavy Electricals
                     Ltd.........................         154,766
                                                    -------------
ELECTRICITY--0.21%
         11,000    BSES Ltd.*....................          55,197
                                                    -------------
ELECTRICITY & GAS--0.55%
         46,000    Tata Power Co.................         145,452
                                                    -------------
ENGINEERING VEHICLES--1.39%
          9,000    Bajaj Auto Ltd................         143,217
         12,450    Mahindra & Mahindra Ltd.......         123,749
         11,000    Tata Engineering & Locomotive
                     Company Ltd. GDR............          96,331
                                                    -------------
                                                          363,297
                                                    -------------
LEISURE & HOTELS--0.37%
          6,000    Indian Hotels Co. Ltd.*.......          97,087
                                                    -------------
OIL (INTEGRATED)--1.50%
         14,000    Bharat Petroleum Corp.
                     Ltd.*.......................         167,833
         17,100    Hindustan Petroleum Corp.
                     Ltd.*.......................         224,508
                                                    -------------
                                                          392,341
                                                    -------------
PHARMACEUTICALS--0.30%
          4,000    Ranbaxy Laboratories Ltd.*....          77,867
                                                    -------------
TELECOMMUNICATIONS--1.53%
         40,000    Mahanagar Telephone Nigam*....         278,530
          5,000    Videsh Sanchar Nigam Ltd.*....         123,730
                                                    -------------
                                                          402,260
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

COMMON STOCKS--(CONTINUED)
INDIA--(CONCLUDED)

TEXTILES & APPAREL--1.27%
         64,000    Reliance Industries Ltd.*.....   $     331,707
                                                    -------------
TOBACCO--0.82%
         14,000    ITC Ltd.*.....................         216,335
                                                    -------------
Total India Common Stocks........................       2,236,309
                                                    -------------
INDONESIA--2.95%
COMMUNICATIONS--1.43%
          4,000    Indosat.......................           9,015
        395,000    Telekomunikasi Indonesia......         367,060
                                                    -------------
                                                          376,075
                                                    -------------
FOODS--0.32%
         16,500    Daya Guna Samudera............          21,283
         61,500    Indofoods Sukses Makmur.......          61,415
                                                    -------------
                                                           82,698
                                                    -------------
MISCELLANEOUS MANUFACTURING--0.33%
         31,000    P.T. Gudang Garam.............          87,711
                                                    -------------
OILS--0.80%
          2,000    Gulf Indonesia Resources
                     Ltd.*.......................          42,000
        156,000    Perusahaan Perkebu*...........         167,684
                                                    -------------
                                                          209,684
                                                    -------------
REAL ESTATE--0.07%
         98,000    Jaya Real Property............          16,990
                                                    -------------
Total Indonesia Common Stocks....................         773,158
                                                    -------------
ISRAEL--2.96%
BANKS--0.34%
         57,880    Bank Leumi Le-Israel..........          88,681
                                                    -------------
DIVERSIFIED INDUSTRIALS--1.22%
          8,500    Tadiran Ltd. ADR..............         320,875
                                                    -------------
PHARMACEUTICALS--0.59%
          3,300    Teva Pharmaceutical Industries
                     Ltd., ADS...................         154,275
                                                    -------------
TELECOMMUNICATIONS--0.81%
          7,700    ECI Telecommunications
                     Ltd.*.......................         212,713
                                                    -------------
Total Israel Common Stocks.......................         776,544
                                                    -------------
KOREA--3.84%
BANKS--0.52%
          6,795    Kookmin Bank..................          54,923
         10,770    Shinhan Bank..................          82,589
                                                    -------------
                                                          137,512
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

KOREA--(CONCLUDED)

COMMUNICATIONS--0.23%
            193    Korea Mobile Telecom Corp.*...   $      59,600
                                                    -------------
ELECTRICAL APPLIANCES--1.17%
          5,700    L.G. Electronics Inc.*........          76,787
            600    L.G. Information &
                     Communication Ltd...........          34,321
          2,610    Samsung Electronics Co........         102,507
          6,960    Samsung Electronics Co.
                     GDS+........................          70,470
          1,167    Samsung Electronics Co.
                     GDR+*.......................          24,274
                                                    -------------
                                                          308,359
                                                    -------------
ELECTRICITY & GAS--0.54%
          9,950    Korea Electric Power Corp.*...         141,259
                                                    -------------
IRON & STEEL--0.53%
            485    Pohang Iron & Steel Co.
                     Ltd.........................          21,260
          7,200    Pohang Iron & Steel Co. Ltd.
                     ADR (1).....................         117,000
                                                    -------------
                                                          138,260
                                                    -------------
OILS--0.66%
          6,310    Ssangyong Oil Refining Co.
                     Ltd.........................          85,659
          6,500    Yukong Ltd....................          87,565
                                                    -------------
                                                          173,224
                                                    -------------
SECURITIES--0.19%
          4,000    Daewoo Securities Co.*........          49,326
                                                    -------------
Total Korea Common Stocks........................       1,007,540
                                                    -------------
MEXICO--12.99%
BANKS--0.36%
         48,000    Grupo Financiero Banamex*.....          95,027
                                                    -------------
BREWERIES, PUBS, & RESTAURANTS--1.96%
         73,000    Fomento Economico Mexicano,
                     S.A. de C.V. Series B.......         513,655
                                                    -------------
BUILDING MATERIALS & MERCHANTS--1.44%
         95,500    Cemex, S.A. de C.V.*..........         378,128
                                                    -------------
BUILDING & CONSTRUCTION--1.78%
         41,000    Consorico Ara, S.A. de
                     C.V.*.......................         150,602
         65,000    Grupo Industrial Saltillo,
                     S.A. de C.V.*...............         209,303
         16,500    Hylsamex, S.A. de C.V. (1)....         106,261
                                                    -------------
                                                          466,166
                                                    -------------
DIVERSIFIED INDUSTRIALS--1.07%
         32,300    Desc--Sociedad de Fomento
                     Industrial, S.A. de C.V.
                     Series B*...................         277,352
            240    Desc--Sociedad de Fomento
                     Industrial, S.A. de C.V.
                     Series C*...................           2,035
                                                    -------------
                                                          279,387
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

COMMON STOCKS--(CONTINUED)
MEXICO--(CONCLUDED)

FOODS--0.42%
         76,000    Sistema Argos, S.A. de C.V.
                     Series B....................   $     110,578
                                                    -------------
MEDIA--0.66%
         11,000    Grupo Televisa, S.A. de
                     C.V.*.......................         171,855
                                                    -------------
METALS--0.96%
         12,500    Tubos De Acero de Mexico, S.A.
                     de C.V. ADR*................         252,344
                                                    -------------
PAPER, PACKAGING & PRINTING--0.79%
         47,000    Kimberly Clark de Mexico S.A.
                     de C.V......................         206,273
                                                    -------------
RETAILERS, GENERAL--1.83%
          7,962    Cifra, S.A. de C.V............          14,604
        269,000    Cifra, S.A. de C.V. Series
                     C...........................         465,176
                                                    -------------
                                                          479,780
                                                    -------------
TELECOMMUNICATIONS--1.72%
         10,440    Telefonos de Mexico, S.A. de
                     C.V. ADR....................         451,530
                                                    -------------
Total Mexico Common Stocks.......................       3,404,723
                                                    -------------
PAKISTAN--0.76%
BANKS--0.04%
              4    Bank of Punjab Ltd............               2
         16,700    Faysal Bank Ltd.*.............          10,664
                                                    -------------
                                                           10,666
                                                    -------------
CHEMICALS--0.28%
         11,608    Engro Chemicals Pakistan
                     Ltd.*.......................          36,666
         16,000    Fauji Fertilizer Co. Ltd.*....          35,631
                                                    -------------
                                                           72,297
                                                    -------------
ELECTRICITY--0.35%
         69,000    Hub Power Co.*................          92,196
                                                    -------------
OIL EXPLORATION & PRODUCTION--0.09%
          2,127    Pakistan State Oil Company
                     Ltd.*.......................          22,959
                                                    -------------
Total Pakistan Common Stocks.....................         198,118
                                                    -------------
PERU--0.75%
BUILDING & CONSTRUCTION--0.00%
              1    Cementos Norte Pacasmayo,
                     S.A. .......................               1
                                                    -------------
EXTRACTIVE INDUSTRIES--0.53%
         15,947    Compania de Minas Buenaventura
                     S.A.........................         138,619
                                                    -------------
TELECOMMUNICATIONS--0.22%
          3,000    Telefonica Del Peru S.A. Class
                     B ADS.......................          59,250
                                                    -------------
Total Peru Common Stocks.........................         197,870
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

PHILIPPINES--3.05%
COMMUNICATIONS--1.54%
        409,000    Digital Telecommunications
                     Philippines, Inc.
                     (Digitel)*..................   $      19,844
         15,582    Philippine Long Distance
                     Telephone Co. (1)...........         384,599
                                                    -------------
                                                          404,443
                                                    -------------
ELECTRICITY & GAS--0.47%
         40,361    Manila Electric Co. Class B
                     (1).........................         122,962
                                                    -------------
MINING--0.28%
        824,000    Belle Corp.*..................          74,381
                                                    -------------
REAL ESTATE--0.76%
        421,287    Ayala Land Inc. Class B (1)...         163,404
        200,000    SM Prime Holdings Inc.........          34,979
                                                    -------------
                                                          198,383
                                                    -------------
Total Philippines Common Stocks..................         800,169
                                                    -------------
POLAND--2.22%
BUILDING MATERIALS & CONSTRUCTION--0.14%
          1,300    Gorazdze S.A..................          36,743
                                                    -------------
DIVERSIFIED HOLDINGS COMPANIES--0.79%
         22,000    Elektrim Spolka Akcyjna
                     S.A.........................         207,059
                                                    -------------
ELECTRICAL EQUIPMENT--0.45%
         14,500    Bydgodsa Fabryka Kabli
                     S.A.*.......................         118,580
                                                    -------------
FOODS--0.84%
          4,540    E. Wedel S.A..................         218,858
                                                    -------------
Total Poland Common Stocks.......................         581,240
                                                    -------------
PORTUGAL--4.09%
BANKS--0.70%
          6,290    Banco Espirito Santo e
                     Comercial de Lisboa, S.A....         182,423
                                                    -------------
BUILDING MATERIALS & CONSTRUCTION--0.80%
         18,672    Engil Sociedad de Constrcao
                     Civil S.A...................         210,770
                                                    -------------
RETAIL--1.36%
          5,449    Estabelecimentos Jeronimo
                     Martins & Filho, SGPS,
                     S.A.*.......................         356,346
                                                    -------------
TELECOMMUNICATIONS--0.65%
          1,870    Telecel Comunicacaoes Pessoais
                     S.A.*.......................         169,082
                                                    -------------
UTILITIES--0.58%
          3,730    Portugal Telecom S.A..........         153,039
                                                    -------------
Total Portugal Common Stocks.....................       1,071,660
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

COMMON STOCKS--(CONTINUED)

RUSSIA--3.43%
ELECTRONICS--3.43%
         50,000    Global Telesystems ADR* (2)...   $     900,000
                                                    -------------
SLOVAKIA--0.51%
FABRICATED METAL PRODUCTS--0.51%
          6,221    VSZ A.S.*.....................         132,564
                                                    -------------
SOUTH AFRICA--6.90%
BANKS--0.63%
         28,000    Amalg Banks of South Africa...         165,818
                                                    -------------
BREWERIES, PUBS, & RESTAURANTS--0.75%
          7,366    South African Brewery Ltd.....         195,917
                                                    -------------
DIVERSIFIED INDUSTRIALS--1.28%
         25,293    Barlow Ltd....................         254,901
         70,000    Malbak Ltd. ..................          81,745
                                                    -------------
                                                          336,646
                                                    -------------
ELECTRONIC & ELECTRICAL EQUIPMENT--0.39%
         24,500    Dimension Data Holdings
                     Ltd.*.......................         101,818
                                                    -------------
EXTRACTIVE INDUSTRIES--1.02%
          3,420    Anglo American Corporation of
                     South Africa Ltd. S.A.......         147,815
         40,800    Billiton PLC*.................         119,539
                                                    -------------
                                                          267,354
                                                    -------------
MISCELLANEOUS FINANCIAL--0.50%
         12,100    Fedsure Holdings Ltd..........         130,743
                                                    -------------
OIL EXPLORATION & PRODUCTION--0.97%
         21,215    Sasol Ltd. ...................         255,682
                                                    -------------
PAPER, PACKAGING & PRINTING--0.44%
         37,000    Nampak Ltd....................         115,325
                                                    -------------
PHARMACEUTICALS--0.24%
         10,000    South African Druggist Ltd....          62,649
                                                    -------------
RETAILERS, FOOD--0.36%
         16,400    Foodcorp Ltd. ................          93,714
                                                    -------------
RETAILERS, GENERAL--0.32%
         11,000    Ellerine Holdings Ltd.........          83,429
                                                    -------------
Total South Africa Common Stocks.................       1,809,095
                                                    -------------
TAIWAN--3.81%
COMMERCE/INDUSTRIAL--0.56%
         12,000    Asustek Computer Inc.*........         146,700
                                                    -------------
   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

TAIWAN--(CONCLUDED)

ELECTRICAL APPLIANCES--1.54%
         10,000    Acer Inc.*....................   $      65,750
         16,660    Siliconware Precision
                     Industries Company GDR*.....         160,353
          9,000    Taiwan Semiconductor
                     Manufacturing Company Ltd.*
                     (1).........................         178,312
                                                    -------------
                                                          404,415
                                                    -------------
IRON & STEEL--0.64%
         11,152    China Steel Corp. GDS* (1)....         166,722
                                                    -------------
MISCELLANEOUS FINANCIAL--0.64%
         19,400    R.O.C. Taiwan Fund............         168,538
                                                    -------------
MISCELLANEOUS MANUFACTURING--0.43%
          8,481    Teco Electric & Machinery Ltd.
                     GDR.........................         111,525
                                                    -------------
Total Taiwan Common Stocks.......................         997,900
                                                    -------------
THAILAND--0.80%
COMMUNICATIONS--0.33%
         82,600    TelecomAsia Corp. Public
                     Company Ltd.*...............          36,241
         27,000    Total Access Communication
                     Public Company Ltd..........          51,570
                                                    -------------
                                                           87,811
                                                    -------------
ELECTRICITY & GAS--0.01%
          2,000    Electricity Generating Public
                     Company Ltd.................           3,266
                                                    -------------
MINING--0.46%
         12,000    PTT Exploration & Production
                     Public Comany Ltd...........         119,927
                                                    -------------
Total Thailand Common Stocks.....................         211,004
                                                    -------------
TURKEY--2.45%
HOUSEHOLD DURABLES & APPLIANCES--0.91%
      3,300,000    Trakya Cam Sanayii A.S........         238,179
                                                    -------------
RETAIL--1.54%
        385,000    Migros Turk T.A.S.............         403,707
                                                    -------------
Total Turkey Common Stocks.......................         641,886
                                                    -------------
VENEZUELA--1.48%
ELECTRICITY--0.73%
        145,575    Electricidad de Caracas.......         191,177
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   NUMBER OF
    SHARES                                              VALUE
---------------                                     -------------

COMMON STOCKS--(CONCLUDED)
VENEZUELA--(CONCLUDED)

TELECOMMUNICATIONS--0.75%
          4,500    Compania Anonima National
                     Telecom de Venezuela (CANTV)
                     ADR.........................   $     196,874
                                                    -------------
Total Venezuela Common Stocks....................         388,051
                                                    -------------
Total Common Stocks (cost--$23,641,139)..........      22,952,407
                                                    -------------
PREFERRED STOCKS--8.03%
BRAZIL--8.03%
BANKS--1.13%
      7,961,750    Banco Bradesco S.A.*..........          59,219
        155,000    Banco Itau S.A.*..............          62,565
          9,100    Companhia Vale do Rio Doce....         175,818
                                                    -------------
                                                          297,602
                                                    -------------
BREWERIES, PUBS, & RESTAURANTS--0.66%
        275,000    Cia Cervejaria Brahma.........         172,117
                                                    -------------
BUILDING MATERIALS & MERCHANTS--0.51%
        520,000    Companhia Cimento Portland
                     Itau (CIA)..................         133,485
                                                    -------------
ELECTRICITY--1.48%
        900,000    Centrais Electricas
                     Brasileiras S.A.
                     (Electrobras)...............         389,405
                                                    -------------
ENGINEERING--0.45%
         16,100    Usinas Siderurgicas de Minas
                     Gerais S.A. (Usiminas)*.....         116,831
                                                    -------------
OIL EXPLORATION & PRODUCTION--1.93%
      2,722,000    Petroleo Brasileiros S.A.
                     (Petrobras)*................         506,154
                                                    -------------
TELECOMMUNICATIONS--1.87%
        880,160    Telecomunicacoes de Sao Paulo
                     S.A. (Electrobras)..........         229,930
        499,472    Telecomunicacoes do Parana
                     S.A. (Telepar)..............         260,502
                                                    -------------
                                                          490,432
                                                    -------------
Total Preferred Stocks (cost--$2,316,787)........       2,106,026
                                                    -------------
   NUMBER OF
   WARRANTS                                             VALUE
---------------                                     -------------

WARRANTS--0.02%

HONG KONG--0.02%
MISCELLANEOUS FINANCIAL--0.02%
         49,600    Min Xin Holdings, warrants
                     expiring 12/31/99...........   $       4,619
                                                    -------------
INDONESIA--0.00%
BANKS--0.00%
         25,372    P.T. Bank Internasional
                     Indonesia, warrants expiring
                     01/17/00*...................           1,436
                                                    -------------
PHILIPPINES--0.00%
MINING--0.00%
        116,000    Belle Corp., warrants expiring
                     6/10/00*....................              21
                                                    -------------
Total Warrants (cost--$3,825)....................           6,076
                                                    -------------


   NUMBER OF
    RIGHTS
---------------
RIGHTS--0.00%
BRAZIL--0.00%
RETAILERS, GENERAL--0.00%
        280,000    Encorpar*.....................               0
                                                    -------------
TELECOMMUNICATIONS--0.00%
         56,180    Telecom de Sao Paulo S.A.
                     (Telesp), rights expired
                     11/12/97*...................               5
         24,361    Telepar-Telc do Parana S.A.,
                     rights expired 11/12/97.....               0
                                                    -------------
Total Rights (cost--$0)..........................               5
                                                    -------------

PAINEWEBBER EMERGING MARKETS EQUITY FUND

   PRINCIPAL
    AMOUNT                                            MATURITY         INTEREST
     (000)                                              DATES            RATES            VALUE
---------------                                     -------------    -------------    -------------
CONVERTIBLE BONDS--0.25%

TAIWAN--0.25%
MISCELLANEOUS FINANCIAL--0.25%
$         50       Compal Electronics Inc.*
                     (cost--$50,000).............     11/21/03               1.000%   $      66,000
                                                                                      -------------
REPURCHASE AGREEMENT--1.03%
         269       Repurchase Agreement dated
                     10/31/97 with State Street
                     Bank & Trust Company,
                     collateralized by $274,388
                     U.S. Treasury Notes, 5.250%
                     due 12/31/97;
                     proceeds $269,112
                     (cost--$269,000)............     11/03/97               5.000%         269,000
                                                                                      -------------

   NUMBER OF
    SHARES
---------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--3.96%
MONEY MARKET FUNDS--3.96%
     906,696       Liquid Assets Portfolio........................................          906,696
      71,745       TempCash Portfolio.............................................           71,745
      61,209       TempFund Portfolio.............................................           61,209
                                                                                      -------------
Total Money Market Funds..........................................................        1,039,650
                                                                                      -------------
Total Investments of Cash Collateral for Securities Loaned (cost--$1,039,650).....        1,039,650
                                                                                      -------------
Total Investments (cost--$27,320,401)-100.84%.....................................       26,439,164
Liabilities in excess of other assets--(0.84)%....................................         (221,431)
                                                                                      -------------
Net Assets--100.00%...............................................................    $  26,217,733
                                                                                      -------------
                                                                                      -------------

---------------

*    Non-income producing security

+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR  American Depositary Receipts

ADS  American Depositary Shares

GDR  Global Depositary Receipts

GDS Global Depositary Shares

(1)  Security, or portion thereof, was loaned at October 31, 1997.

(2)  Illiquid securities represent 3.43% of Net Assets.

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                             OCTOBER 31, 1997

                                                                     EMERGING
                                                  GLOBAL EQUITY       MARKETS
                                                      FUND          EQUITY FUND
                                                  -------------   ---------------
ASSETS
Investments, at value (cost--$467,345,633 and
  $27,320,401, respectively)....................  $ 506,705,042    $ 26,439,164
Cash............................................          7,389          27,457
Cash denominated in foreign currencies, at value
  (cost--$4,668,726 and $258,567,
  respectively).................................      4,719,377         257,245
Receivable for investments sold.................      4,904,288       1,035,022
Receivable for shares of beneficial interest
  sold..........................................      7,783,486          28,554
Dividends and interest receivable...............        633,765          40,063
Deferred organizational expenses................       --                65,818
Other assets....................................        203,574          29,665
                                                  -------------   ---------------
Total assets....................................    524,956,921      27,922,988
                                                  -------------   ---------------
LIABILITIES
Collateral for securities loaned................     20,536,567       1,039,650
Payable for investments purchased...............      7,149,340         447,035
Payable for shares of beneficial interest
  repurchased...................................      2,219,472          52,545
Payable to affiliate............................        592,621          41,848
Accrued expenses and other liabilities..........        283,504         124,177
                                                  -------------   ---------------
Total liabilities...............................     30,781,504       1,705,255
                                                  -------------   ---------------
NET ASSETS
Beneficial interest shares of $0.001 par value
  outstanding (unlimited amount authorized).....    394,574,023      42,683,959
Accumulated net investment loss.................     (1,320,495)        (13,175)
Accumulated net realized gains (losses) from
  investments...................................     61,522,749     (15,581,164)
Net unrealized appreciation/depreciation of
  investments and other assets and liabilities
  denominated in foreign currencies.............     39,399,140        (871,887)
                                                  -------------   ---------------
Net assets......................................  $ 494,175,417    $ 26,217,733
                                                  -------------   ---------------
                                                  -------------   ---------------
CLASS A:
Net assets......................................  $ 294,878,277    $  9,221,788
                                                  -------------   ---------------
Shares outstanding..............................     16,049,098         982,584
                                                  -------------   ---------------
Net asset and redemption value per share........         $18.37           $9.39
                                                  -------------   ---------------
                                                  -------------   ---------------
Maximum offering price per share (net asset
  value plus sales charge of 4.50% of offering
  price)........................................         $19.24           $9.83
                                                          -----           -----
                                                          -----           -----
CLASS B:
Net assets......................................  $  87,104,059    $  1,597,917
                                                  -------------   ---------------
Shares outstanding..............................      4,925,157         173,866
                                                  -------------   ---------------
Net asset value and offering price per share....         $17.69           $9.19
                                                  -------------   ---------------
                                                  -------------   ---------------
CLASS C:
Net assets......................................  $  54,509,829    $  5,344,956
                                                  -------------   ---------------
Shares outstanding..............................      3,080,736         583,187
                                                  -------------   ---------------
Net asset value and offering price per share....         $17.69           $9.17
                                                  -------------   ---------------
                                                  -------------   ---------------
CLASS Y:
Net assets......................................  $  57,683,252    $ 10,053,072
                                                  -------------   ---------------
Shares outstanding..............................      3,095,965       1,063,239
                                                  -------------   ---------------
Net asset value, offering price and redemption           $18.63           $9.46
  value per share...............................  -------------   ---------------
                                                  -------------   ---------------

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS                          FOR YEAR ENDED OCTOBER 31, 1997

                                                                                                      GLOBAL     EMERGING MARKETS
                                                                                                   EQUITY FUND     EQUITY FUND
                                                                                                   ------------  ----------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $786,998 and $45,181, respectively)...............  $  7,467,573    $    620,785
Interest.........................................................................................       569,213          42,908
                                                                                                   ------------  ----------------
                                                                                                      8,036,786         663,693
                                                                                                   ------------  ----------------

EXPENSES:
Investment advisory and administration...........................................................     4,689,662         438,676
Service fees--Class A............................................................................       789,664          32,006
Service and distribution fees--Class B...........................................................     1,070,444          13,867
Service and distribution fees--Class C...........................................................       650,447          66,418
Custody and accounting...........................................................................       853,051         116,522
Transfer agency and related service fees.........................................................       590,480          45,926
Reports and notices to shareholders..............................................................       222,723          92,123
Legal and audit..................................................................................       150,632          71,676
State registration fees..........................................................................        64,191          55,256
Trustees' fees...................................................................................        15,750          15,750
Amortization of organizational expenses..........................................................         6,257          56,697
Other expenses...................................................................................        13,650           5,742
                                                                                                   ------------  ----------------
                                                                                                      9,116,951       1,010,659
Less: Fee waivers................................................................................       --             (180,568)
                                                                                                   ------------  ----------------
Net expenses.....................................................................................     9,116,951         830,091
                                                                                                   ------------  ----------------
Net investment loss..............................................................................    (1,080,165)       (166,398)
                                                                                                   ------------  ----------------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS:
Net realized gains (losses) from:
    Investments..................................................................................    80,862,560         515,472
    Foreign currency transactions................................................................    (1,597,745)        (78,052)
Net change in unrealized appreciation/depreciation of:
    Investments..................................................................................   (26,841,519)         47,391
    Other assets and liabilities denominated in foreign currencies...............................       161,247          22,836
                                                                                                   ------------  ----------------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS...................................    52,584,543         507,647
                                                                                                   ------------  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................  $ 51,504,378    $    341,249
                                                                                                   ------------  ----------------
                                                                                                   ------------  ----------------

                 See accompanying notes to financial statements

PAINEWEBBER GLOBAL EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FOR THE
                                                      FOR THE          FOR THE TWO        YEAR ENDED
                                                     YEAR ENDED        MONTHS ENDED       AUGUST 31,
                                                  OCTOBER 31, 1997   OCTOBER 31, 1996        1996
                                                  ----------------   ----------------   --------------

FROM OPERATIONS:
Net investment loss.............................    $ (1,080,165)      $   (954,881)    $   (744,913)
Net realized gains from investments.............      80,862,560          3,004,088       41,488,308
Net realized gains (losses) from foreign
  currency transactions.........................      (1,597,745)             1,722         (510,978)
Net changes in unrealized
  appreciation/depreciation of:
  Investments...................................     (26,841,519)        18,083,725        4,746,601
  Other assets and liabilities denominated in
  foreign currencies............................         161,247            115,996         (320,015)
                                                  ----------------   ----------------   --------------
Net increase in net assets resulting from
  operations....................................      51,504,378         20,250,650       44,659,003
                                                  ----------------   ----------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains from investment
  transactions--Class A.........................     (10,195,197)          --            (11,751,371)
Net realized gains from investment
  transactions--Class B.........................      (3,786,480)          --             (4,530,984)
Net realized gains from investment
  transactions--Class C.........................      (2,275,485)          --             (2,643,433)
Net realized gains from investment
  transactions--Class Y.........................      (2,076,082)          --             (1,956,458)
                                                  ----------------   ----------------   --------------
                                                     (18,333,244)          --            (20,882,246)
                                                  ----------------   ----------------   --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............     354,354,793         34,520,774      130,337,737
Cost of shares repurchased......................    (462,072,864)       (50,077,173)    (271,376,430)
Proceeds from dividends reinvested..............      17,254,508           --             19,869,011
                                                  ----------------   ----------------   --------------
Net decrease in net assets from beneficial
  interest transactions.........................     (90,463,563)       (15,556,399)    (121,169,682)
                                                  ----------------   ----------------   --------------
Net increase (decrease) in net assets...........     (57,292,429)         4,694,251      (97,392,925)

NET ASSETS:
Beginning of period.............................     551,467,846        546,773,595      644,166,520
                                                  ----------------   ----------------   --------------
End of period...................................    $494,175,417       $551,467,846     $546,773,595
                                                  ----------------   ----------------   --------------
                                                  ----------------   ----------------   --------------

                 See accompanying notes to financial statements

PAINEWEBBER EMERGING MARKETS EQUITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                      FOR THE          FOR THE FOUR        FOR THE
                                                     YEAR ENDED        MONTHS ENDED       YEAR ENDED
                                                  OCTOBER 31, 1997   OCTOBER 31, 1996   JUNE 30, 1996
                                                  ----------------   ----------------   --------------

FROM OPERATIONS:
Net investment loss.............................    $   (166,398)      $   (207,229)    $   (342,237)
Net realized gains (losses) from investments....         515,472           (745,976)      (6,654,434)
Net realized losses from foreign currency
  transactions..................................         (78,052)           (37,271)        (191,127)
Net change in unrealized
  appreciation/depreciation of:
  Investments...................................          47,391         (1,584,591)       8,571,981
  Other assets and liabilities denominated in
  foreign currencies............................          22,836             29,067          (50,722)
                                                  ----------------   ----------------   --------------
Net increase (decrease) in net assets resulting
  from operations...............................         341,249         (2,546,000)       1,333,461
                                                  ----------------   ----------------   --------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares............      19,732,492          1,986,965       13,661,073
Cost of shares repurchased......................     (28,983,261)       (10,470,673)     (32,764,223)
                                                  ----------------   ----------------   --------------
Net decrease in net assets from beneficial
  interest transactions.........................      (9,250,769)        (8,483,708)     (19,103,150)
                                                  ----------------   ----------------   --------------
Net decrease in net assets......................      (8,909,520)       (11,029,708)     (17,769,689)

NET ASSETS:
Beginning of period.............................      35,127,253         46,156,961       63,926,650
                                                  ----------------   ----------------   --------------
End of period...................................    $ 26,217,733       $ 35,127,253     $ 46,156,961
                                                  ----------------   ----------------   --------------
                                                  ----------------   ----------------   --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  The PaineWebber Global Equity Fund ("Global Equity Fund"), a diversified series of PaineWebber Investment Trust and the PaineWebber Emerging Markets Equity Fund ("Emerging Markets Fund"), a diversified series of PaineWebber Investment Trust II (each a "Trust") are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Organizational costs have been deferred and are being amortized using the straight-line method over a period not to exceed 60 months from the date the Funds commenced operations.

  Each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan.

  At meetings held on December 13, 1995, each Trust's Board elected to change its Fund's fiscal year end. Effective October 31, 1996 the PaineWebber Global Equity Fund's fiscal year was changed from August 31st to October 31st, and the PaineWebber Emerging Markets Equity Fund's fiscal year was changed from June 30th to October 31st.

  The preparation of financial statements in accordance with generally accepted accounting principles requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of each Fund, or a Fund's sub-adviser, GE Investment Management Incorporated ("GEIM"), for Global Equity Fund, or Schroder Capital Management International Inc. ("Schroder"), for Emerging Markets Equity Fund, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from a recognized dealer in those securities. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with 60 days or less remaining to maturity unless a Trusts' Board determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of each Trusts' Board.

  All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian, unless a Board determines that this does not represent fair value. Foreign currency exchange rates are generally determined prior to the close of

NOTES TO FINANCIAL STATEMENTS

trading on the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE, which will not be reflected in a computation of each Fund's net asset value. If events materially affecting the value of such investments or currency exchange rates occur during such time period, the investments will be valued at their fair value as determined in good faith by or under the direction of a Trust's Board.

  REPURCHASE AGREEMENTS--Each Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. The Funds occasionally participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment and foreign exchange transactions are calculated using the identified cost method. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as each Fund using reasonable diligence becomes aware of such dividends). Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  FOREIGN CURRENCY TRANSLATION--The books and records of each Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

  Although the net assets and the market values of each Fund's securities are presented at the foreign exchange rates at the end of the period, the Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligation pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income in accordance with federal income tax regulations. Net realized foreign currency gain (loss) is treated as ordinary income for income tax

NOTES TO FINANCIAL STATEMENTS

reporting purposes. Gains/losses from translating foreign currency denominated assets and liabilities at year-end exchange rates are included in change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies. These risks are greater with respect to securities of issuers located in emerging market countries in which Emerging Markets Equity Fund primarily invests and in which Global Equity Fund is authorized to invest. The ability of the issuers of debt securities held by a Fund to meet their obligations may be affected by economic and political developments in a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  Each Fund has an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract for the Global Equity Fund, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, at an annual rate of 0.85% of the Fund's average daily net assets up to and including $500 million, 0.83% of its average daily net assets over $500 million and up to and including $1 billion and 0.805% of its average daily net assets over $1 billion. In accordance with a superceded Advisory Contract for the Emerging Markets Equity Fund, Mitchell Hutchins was entitled to receive compensation from the Fund, computed daily and paid monthly, at an annual rate of 1.62% of the Fund's average daily net assets up to $100 million and 1.50% above $100 million from November 1, 1996 through February 24, 1997. Effective February 25, 1997, under a new advisory contract for Emerging Markets Equity Fund, the annual percentage rate at which the investment advisory and administrative fee is payable to Mitchell Hutchins was reduced to a rate of 1.20%.

  Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), GEIM serves as the sub-adviser to the Global Equity Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays GEIM a fee, computed daily and paid monthly, at an annual rate of 0.31% of the Fund's average daily net assets up to and including $500 million, 0.29% of the Fund's average daily net assets over $500 million and up to and including $1 billion and 0.265% of the Fund's average daily net assets over $1 billion.

NOTES TO FINANCIAL STATEMENTS

  Effective February 25, 1997 under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Schroder serves as the sub-adviser to the Emerging Markets Equity Fund. Under a Sub-Advisory Contract, Mitchell Hutchins (not the
Fund) pays Schroder a fee, computed daily and paid monthly, at an annual rate of 0.70% of the Fund's average daily net assets.

  Prior to February 25, 1997, Emerging Markets Management ("EMM") served as the Emerging Markets Equity Fund's sub-adviser pursuant to a sub-advisory contract with Mitchell Hutchins. Mitchell Hutchins (not the Fund) paid EMM a fee, computed daily and paid monthly, at an annual rate of 1.12% of the Funds average daily net assets up to $100 million and 0.90% of the Fund's average daily net assets equal to or in excess of $100 million.

  At October 31, 1997 the Global Equity Fund and the Emerging Markets Equity Fund owed Mitchell Hutchins $387,479 and $31,656, respectively, in investment advisory and administrative fees. Mitchell Hutchins voluntarily waived $180,568 of its management fee for the Emerging Markets Equity Fund for the year ended October 31, 1997. Mitchell Hutchins may discontinue these waivers at any time.

DISTRIBUTION PLAN

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At October 31, 1997 the Global Equity Fund and the Emerging Markets Equity Fund owed Mitchell Hutchins $200,461 and $9,401, respectively, in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class B and Class C shares. Mitchell Hutchins has informed the Global Equity Fund and the Emerging Markets Equity Fund that for the year ended October 31, 1997 it had earned $384,903 and $13,269, respectively, in sales charges.

SECURITY LENDING

  Each Fund may lend up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation from the Funds for the year ended October 31, 1997 as follows:

Global Equity Fund.....................................................................  $  42,125
Emerging Markets Equity Fund...........................................................  $   6,255

  At October 31, 1997, the Global Equity Fund and Emerging Markets Equity Fund owed PaineWebber $4,681 and $791, respectively, in security lending fees.

NOTES TO FINANCIAL STATEMENTS

  As of October 31, 1997, each Fund held cash and/or cash equivalents as collateral and market values of securities loaned as follows:

                                                                                   COLLATERAL      MARKET
                                                                                      FOR        VALUES OF
                                                                                   SECURITIES    SECURITIES
                                                                                     LOANED        LOANED
                                                                                  ------------  ------------
Global Equity Fund..............................................................   $20,536,567   $19,148,534
Emerging Markets Equity Fund....................................................   $1,039,650    $  976,533

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of each fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to a fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended October 31, 1997, the Funds did not borrow under the Facility.

TRANSFER AGENCY AND RELATED SERVICES FEES

  Subsequent to August 1, 1997, PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC Inc., the Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at October 31, 1997 was substantially the same as the cost of securities for financial statement purposes.

  At October 31, 1997, the components of net unrealized appreciation/depreciation were as follows:

                                                                                                  EMERGING
                                                                                      GLOBAL       MARKETS
                                                                                   EQUITY FUND   EQUITY FUND
                                                                                   ------------  -----------
Gross appreciation (investments having an excess of value over cost).............  $ 72,832,146  $ 3,262,759
Gross depreciation (investments having an excess of cost over value).............   (33,472,737)  (4,143,996)
                                                                                   ------------  -----------
Net appreciation (depreciation) of investments...................................  $ 39,359,409  $  (881,237)
                                                                                   ------------  -----------
                                                                                   ------------  -----------

  For the year ended October 31, 1997, total aggregate purchases and sales of portfolio securities, excluding short term securities were as follows:

                                                                                                  EMERGING
                                                                                 GLOBAL EQUITY     MARKETS
                                                                                     FUND        EQUITY FUND
                                                                                 -------------  -------------
Purchases......................................................................  $ 462,740,245    $27,198,099
Sales..........................................................................  $ 592,374,666    $37,777,567

NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAX STATUS

  The Funds intend to distribute substantially all of their taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

  At October 31, 1997 Emerging Markets Equity Fund had a capital loss carryforward of $15,458,949. In subsequent years, the carryforward loss is available as a reduction, to the extent provided in the regulations, of future net realized capital gains and will expire between October 31, 2002 and October 31, 2004.

  To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

  At October 31, 1997, the effect of permanent "book/tax" reclassifications resulted in increases (decreases) to the components of net assets as follows:

                                       ACCUMULATED      ACCUMULATED
                                      NET INVESTMENT    NET REALIZED     BENEFICIAL
                                       INCOME/LOSS     GAINS (LOSSES)     INTEREST
                                      --------------   --------------   ------------
Global Equity Fund..................     $605,095        $(102,908)      $(502,187)
Emerging Markets Equity Fund........     $194,825        $  56,165       $(250,990)

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:

                                 CLASS A                     CLASS B                    CLASS C                    CLASS Y
                        --------------------------  -------------------------  -------------------------  -------------------------
GLOBAL EQUITY FUND        SHARES        AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT        SHARES       AMOUNT
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

YEAR ENDED OCTOBER 31,
 1997
Shares sold...........   13,610,390  $ 254,167,405     380,593  $   6,769,009   3,594,429  $  64,660,880   1,515,789  $  28,757,499
Shares repurchased....  (16,445,507)  (308,922,271) (1,626,421)   (29,189,105) (4,630,809)   (83,404,229) (2,127,743)   (40,557,259)
Shares converted from
 Class B to Class A...      709,755     13,463,891    (734,659)   (13,463,891)     --           --            --           --
Dividend reinvested...      543,143      9,521,294     205,495      3,491,361     128,017      2,175,015     116,573      2,066,838
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net decrease..........   (1,582,219) $ (31,769,681) (1,774,992) $ (32,392,626)   (908,363) $ (16,568,334)   (495,381) $  (9,732,922)
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

TWO MONTHS ENDED
 OCTOBER 31, 1996
Shares sold...........    1,301,820  $  22,362,041      63,198  $   1,073,212     508,932  $   8,584,402     142,315  $   2,501,119
Shares repurchased....   (1,854,866)   (32,308,134)   (262,491)    (4,423,837)   (592,879)   (10,027,798)   (189,108)    (3,317,404)
Shares converted from
 Class B to Class A...       24,859        427,610     (25,560)      (427,610)     --           --            --           --
Dividend reinvested...      --            --            --           --            --           --            --           --
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net decrease..........     (528,187) $  (9,518,483)   (224,853) $  (3,778,235)    (83,947) $  (1,443,396)    (46,793) $    (816,285)
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

YEAR ENDED AUGUST 31,
 1996
Shares sold...........    3,773,378  $  63,129,065     996,490  $  15,875,329   2,665,239  $  42,738,539     518,809  $   8,594,804
Shares repurchased....   (8,829,630)  (146,403,118) (3,235,769)   (51,584,942) (4,033,170)   (64,638,426)   (525,977)    (8,749,944)
Shares converted from
 Class B to Class A...      136,369      2,251,844    (138,655)    (2,251,844)     --           --            --           --
Dividend reinvested...      707,938     11,206,643     270,717      4,190,705     163,102      2,524,812     122,137      1,946,851
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
Net increase
 (decrease)...........   (4,211,945) $ (69,815,566) (2,107,217) $ (33,770,752) (1,204,829) $ (19,375,075)    114,969  $   1,791,711
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------
                        -----------  -------------  ----------  -------------  ----------  -------------  ----------  -------------

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST (CONCLUDED)

There is an unlimited amount of $0.001 par value shares of benefical interest authorized. Transactions in shares of beneficial interest were as follows:

                                     CLASS A                   CLASS B                  CLASS C                    CLASS Y
 EMERGING MARKETS EQUITY    --------------------------  ---------------------  --------------------------  ------------------------
           FUND               SHARES        AMOUNT       SHARES     AMOUNT       SHARES        AMOUNT       SHARES       AMOUNT
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

YEAR ENDED OCTOBER 31,
 1997
Shares sold...............      142,149  $   1,529,954   100,932  $ 1,104,923    1,555,080  $  16,653,992     41,839  $     443,623
Shares repurchased........     (744,379)    (7,731,787)  (21,351)    (225,000)  (1,817,955)   (19,222,120)  (174,464)    (1,804,354)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net increase (decrease)...     (602,230) $  (6,201,833)   79,581  $   879,923     (262,875) $  (2,568,128)  (132,625) $  (1,360,731)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

FOUR MONTHS ENDED OCTOBER
 31, 1996
Shares sold...............       15,395  $     148,762    16,082  $   153,631      164,114  $   1,567,621     11,872  $     116,951
Shares repurchased........     (485,631)    (4,703,565)  (15,952)    (151,768)    (481,729)    (4,627,446)   (99,846)      (987,894)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net increase (decrease)...     (470,236) $  (4,554,803)      130  $     1,863     (317,615) $  (3,059,825)   (87,974) $    (870,943)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

YEAR ENDED JUNE 30, 1996
Shares sold...............      310,914  $   3,098,378   100,302  $   985,160      631,864  $   6,160,591    349,064  $   3,416,944
Shares repurchased........   (1,653,023)   (15,971,690)   (6,147)     (60,876)  (1,385,687)   (13,506,039)  (330,645)    (3,225,618)
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
Net increase (decrease)...   (1,342,109) $ (12,873,312)   94,155  $   924,284     (753,823) $  (7,345,448)    18,419  $     191,326
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------
                            -----------  -------------  --------  -----------  -----------  -------------  ---------  -------------

                 (This page has been left blank intentionally.)

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                            CLASS A
                                          ----------------------------------------------------------------------------
                                           FOR THE        FOR THE
                                          YEAR ENDED    TWO MONTHS                  FOR THE YEARS ENDED
                                           OCTOBER         ENDED                         AUGUST 31,
                                             31,        OCTOBER 31,   ------------------------------------------------
                                             1997          1996         1996       1995**          1994        1993
                                          ----------    -----------   ---------   ---------      ---------   ---------
Net asset value, beginning of period....   $  17.43       $  16.81    $   16.12   $   16.98      $   14.55   $   12.87
                                          ----------    -----------   ---------   ---------      ---------   ---------
Net investment income (loss)............       0.00          (0.02)        0.02        0.02           0.01        0.03
Net realized and unrealized gains
 (losses) from investments and foreign
 currency...............................       1.52           0.64         1.24        0.37           2.63        1.89
                                          ----------    -----------   ---------   ---------      ---------   ---------
Net increase (decrease) from investment
 operations.............................       1.52           0.62         1.26        0.39           2.64        1.92
                                          ----------    -----------   ---------   ---------      ---------   ---------
Dividends from net investment income....     --             --           --          --             --           (0.08)
Distributions from net realized gains...      (0.58)        --            (0.57)      (1.25)         (0.21)      (0.16)
                                          ----------    -----------   ---------   ---------      ---------   ---------
Total dividends and distributions.......      (0.58)          0.00        (0.57)      (1.25)         (0.21)      (0.24)
                                          ----------    -----------   ---------   ---------      ---------   ---------
Net asset value, end of period..........   $  18.37       $  17.43    $   16.81   $   16.12      $   16.98   $   14.55
                                          ----------    -----------   ---------   ---------      ---------   ---------
                                          ----------    -----------   ---------   ---------      ---------   ---------
Total investment return (1).............       8.87%          3.69%        8.06%       3.24%         18.23%      15.24%
                                          ----------    -----------   ---------   ---------      ---------   ---------
                                          ----------    -----------   ---------   ---------      ---------   ---------
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $294,878       $307,267    $ 305,218   $ 360,652      $ 185,493   $ 156,451
Expenses to average net assets..........       1.44%          1.53%*       1.48%       1.71%(2)       1.58%       1.53%
Net investment income (loss) to average
 net assets.............................       0.01%         (0.80)%*      0.10%       0.09%(2)       0.07%       0.22%
Portfolio turnover rate.................         86%             3%          33%         40%            51%         56%
Average commission rate paid (3)........   $ 0.0069       $ 0.0069    $  0.0120      --             --          --

---------------

 *  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

 + Commencement of offering of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than a year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06%, 0.00% and 0.06% for Class A, Class B and Class C shares, respectively.

(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

PAINEWEBBER GLOBAL EQUITY FUND

                                                  CLASS B
                           -----------------------------------------------------
                                                                      FOR THE
                                                                       PERIOD
                                           FOR THE      FOR THE      AUGUST 25,
                             FOR THE     TWO MONTHS       YEAR         1995+
                           YEAR ENDED       ENDED        ENDED       TO AUGUST
                           OCTOBER 31,   OCTOBER 31,   AUGUST 31,       31,
                              1997          1996          1996          1995
                           -----------   -----------   ----------   ------------
Net asset value,
 beginning of period.....    $  16.93      $  16.35     $  15.82       $  15.83
                           -----------   -----------   ----------   ------------
Net investment income
 (loss)..................       (0.21)        (0.05)       (0.12)          0.00
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................        1.55          0.63         1.22          (0.01)
                           -----------   -----------   ----------   ------------
Net increase (decrease)
 from investment
 operations..............        1.34          0.58         1.10          (0.01)
                           -----------   -----------   ----------   ------------
Dividends from net
 investment income.......      --            --           --            --
Distributions from net
 realized gains..........       (0.58)       --            (0.57)       --
                           -----------   -----------   ----------   ------------
Total dividends and
 distributions...........       (0.58)         0.00        (0.57)          0.00
                           -----------   -----------   ----------   ------------
Net asset value, end of
 period..................    $  17.69      $  16.93     $  16.35       $  15.82
                           -----------   -----------   ----------   ------------
                           -----------   -----------   ----------   ------------
Total investment return
 (1).....................        8.05%         3.55%        7.18%         (0.06)%
                           -----------   -----------   ----------   ------------
                           -----------   -----------   ----------   ------------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................    $ 87,104      $113,445     $113,235       $142,880
Expenses to average net
 assets..................        2.26%         2.34%*       2.25%          2.17%*(2)
Net investment income
 (loss) to average net
 assets..................       (0.80)%       (1.61)%*     (0.68)%        (1.92)%*(2)
Portfolio turnover
 rate....................          86%            3%          33%            40%
Average commission rate
 paid (3)................    $ 0.0069      $ 0.0069     $ 0.0120        --

                                                                     CLASS C
                           -------------------------------------------------------------------------------------------
                                                                                                            FOR THE
                                                                                                             PERIOD
                                              FOR THE                                                       MAY 10,
                             FOR THE        TWO MONTHS                 FOR THE YEARS ENDED                   1993+
                           YEAR ENDED          ENDED                        AUGUST 31,                     TO AUGUST
                           OCTOBER 31,      OCTOBER 31,      ----------------------------------------         31,
                              1997             1996            1996         1995**            1994            1993
                           -----------     -------------     ---------     ---------        ---------     ------------
Net asset value,
 beginning of period.....    $  16.93          $  16.35      $   15.82     $   16.81        $   14.52        $  13.80
                           -----------     -------------     ---------     ---------        ---------     ------------
Net investment income
 (loss)..................       (0.23)            (0.05)         (0.13)        (0.11)           (0.07)          (0.02)
Net realized and
 unrealized gains
 (losses) from
 investments and foreign
 currency................        1.57              0.63           1.23          0.37             2.57            0.74
                           -----------     -------------     ---------     ---------        ---------     ------------
Net increase (decrease)
 from investment
 operations..............        1.34              0.58           1.10          0.26             2.50            0.72
                           -----------     -------------     ---------     ---------        ---------     ------------
Dividends from net
 investment income.......      --               --              --            --               --             --
Distributions from net
 realized gains..........       (0.58)          --               (0.57)        (1.25)           (0.21)        --
                           -----------     -------------     ---------     ---------        ---------     ------------
Total dividends and
 distributions...........       (0.58)             0.00          (0.57)        (1.25)           (0.21)           0.00
                           -----------     -------------     ---------     ---------        ---------     ------------
Net asset value, end of
 period..................    $  17.69          $  16.93      $   16.35     $   15.82        $   16.81        $  14.52
                           -----------     -------------     ---------     ---------        ---------     ------------
                           -----------     -------------     ---------     ---------        ---------     ------------
Total investment return
 (1).....................        8.05%             3.55%          7.18%         2.46%           17.29%           5.22%
                           -----------     -------------     ---------     ---------        ---------     ------------
                           -----------     -------------     ---------     ---------        ---------     ------------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................    $ 54,510          $ 67,530      $  66,585     $  83,485        $  31,837        $ 10,807
Expenses to average net
 assets..................        2.20%             2.30%*         2.27%         2.48%(2)         2.33%           2.28%
Net investment income
 (loss) to average net
 assets..................       (0.75)%           (1.57)%*       (0.70)%       (0.68)%(2)       (0.68)%         (0.53)%
Portfolio turnover
 rate....................          86%                3%            33%           40%              51%             56%
Average commission rate
 paid (3)................    $ 0.0069          $ 0.0069      $  0.0120        --               --             --

PAINEWEBBER GLOBAL EQUITY FUND

FINANCIAL HIGHLIGHTS (CONCLUDED)

Selected data for a share of beneficial interest outstanding in each class throughout the period is presented below:

                                                                      CLASS Y
                                     -------------------------------------------------------------------------
                                                     FOR THE                                       FOR THE
                                       FOR THE     TWO MONTHS         FOR THE YEARS ENDED           PERIOD
                                     YEAR ENDED       ENDED               AUGUST 31,            MAY 10, 1993+
                                     OCTOBER 31,   OCTOBER 31,   -----------------------------  TO AUGUST 31,
                                        1997          1996        1996     1995**       1994         1993
                                     -----------   -----------   -------  --------     -------  --------------
Net asset value, beginning of
 period............................    $ 17.60       $ 16.97     $ 16.22  $  17.03     $ 14.56     $ 13.80
                                     -----------   -----------   -------  --------     -------     -------
Net investment income (loss).......       0.10         (0.01)       0.07      0.07        0.05        0.02
Net realized and unrealized gains
 from
 investments and foreign
 currency..........................       1.51          0.64        1.25      0.37        2.63        0.74
                                     -----------   -----------   -------  --------     -------     -------
Net increase from investment
 operations........................       1.61          0.63        1.32      0.44        2.68        0.76
                                     -----------   -----------   -------  --------     -------     -------
Dividends from net investment
 income............................     --            --           --        --          --         --
Distributions from net realized
 gains.............................      (0.58)       --           (0.57)    (1.25)      (0.21)     --
                                     -----------   -----------   -------  --------     -------     -------
Total dividends and
 distributions.....................      (0.58)         0.00       (0.57)    (1.25)      (0.21)       0.00
                                     -----------   -----------   -------  --------     -------     -------
Net asset value, end of period.....    $ 18.63       $ 17.60     $ 16.97  $  16.22     $ 17.03     $ 14.56
                                     -----------   -----------   -------  --------     -------     -------
                                     -----------   -----------   -------  --------     -------     -------
Total investment return (1)........       9.31%         3.71%       8.39%     3.54%      18.49%       5.51%
                                     -----------   -----------   -------  --------     -------     -------
                                     -----------   -----------   -------  --------     -------     -------
Ratios/Supplemental Data:
Net assets, end of period
 (000's)...........................    $57,683       $63,225     $61,736  $ 57,150     $28,390     $19,098
Expenses to average net assets.....       1.10%         1.18%*      1.17%     1.46%(2)    1.33%       1.28%*
Net investment income (loss) to
 average net
 assets............................       0.36%        (0.45)%*     0.46%     0.36%(2)    0.32%       0.47%*
Portfolio turnover rate............         86%            3%         33%       40%         51%         56%
Average commission rate paid (3)...    $0.0069       $0.0069     $0.0120     --          --         --

-----------------

 *  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
    Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

 + Commencement of offering of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment returns for periods of less than a year have not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.06% for Class Y shares.

(3) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

                 (This page has been left blank intentionally.)

PAINEWEBBER EMERGING MARKETS EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding in each class throughout each period is presented below:

                                                                         CLASS A
                                          ----------------------------------------------------------------------
                                                           FOR THE          FOR THE YEARS
                                          FOR THE YEAR   FOUR MONTHS            ENDED
                                             ENDED          ENDED             JUNE 30,           FOR THE PERIOD
                                          OCTOBER 31,    OCTOBER 31,    ---------------------    ENDED JUNE 30,
                                            1997***          1996         1996       1995**          1994+
                                          ------------   ------------   ---------   ---------   ----------------
Net asset value, beginning of period....     $ 9.46         $10.06      $    9.73   $   10.79        $12.00
                                          ------------   ------------   ---------   ---------       -------
Net investment income (loss)............      (0.06)         (0.13)         (0.14)      (0.04)         0.04
Net realized and unrealized gains
 (losses) from investment and foreign
 currency...............................      (0.01)         (0.47)          0.47       (0.97)        (1.25)
                                          ------------   ------------   ---------   ---------       -------
Net increase (decrease) from investment
 operations.............................      (0.07)         (0.60)          0.33       (1.01)        (1.21)
                                          ------------   ------------   ---------   ---------       -------
Dividends from net investment income....     --             --             --           (0.05)      --
                                          ------------   ------------   ---------   ---------       -------
Net asset value, end of period..........     $ 9.39         $ 9.46      $   10.06   $    9.73        $10.79
                                          ------------   ------------   ---------   ---------       -------
                                          ------------   ------------   ---------   ---------       -------
Total investment return (1).............      (0.74)%        (5.96)%         3.39%      (9.29)%      (10.08)%
                                          ------------   ------------   ---------   ---------       -------
                                          ------------   ------------   ---------   ---------       -------
Ratios/Supplemental Data:
Net assets, end of period (000's).......     $9,222         $14,992     $  20,680   $  33,043        $46,758
Expenses, net of fee waivers, to average
 net assets.............................       2.44%          2.44%*         2.44%       2.44%         2.47%*
Expenses, before fee waivers, to average
 net assets.............................       3.01%          3.48%*         3.42%       2.54%         2.47%*
Net investment income (loss), net of fee
 waivers, to average net assets.........      (0.40)%        (1.42)%*       (0.52)%     (0.76)%        0.72%*
Net investment income (loss), before fee
 waivers, to average net assets.........      (0.97)%        (2.46)%*       (1.50)%     (0.86)%        0.72%*
Portfolio turnover rate.................         87%            22%            69%         76%            8%
Average commission rate paid (2)........     $0.0009        $0.0024        --          --           --

                                                             CLASS B
                                          ----------------------------------------------
                                                           FOR THE
                                          FOR THE YEAR   FOUR MONTHS
                                             ENDED          ENDED        FOR THE PERIOD
                                          OCTOBER 31,    OCTOBER 31,     ENDED JUNE 30,
                                            1997***          1996            1996++
                                          ------------   ------------   ----------------
Net asset value, beginning of period....     $ 9.32         $ 9.94           $ 9.13
                                          ------------   ------------         -----
Net investment income (loss)............      (0.10)         (0.07)           (0.01)
Net realized and unrealized gains
 (losses) from investment and foreign
 currency...............................      (0.03)         (0.55)            0.82
                                          ------------   ------------         -----
Net increase (decrease) from investment
 operations.............................      (0.13)         (0.62)            0.81
                                          ------------   ------------         -----
Dividends from net investment income....     --             --              --
                                          ------------   ------------         -----
Net asset value, end of period..........     $ 9.19         $ 9.32           $ 9.94
                                          ------------   ------------         -----
                                          ------------   ------------         -----
Total investment return (1).............      (1.39)%        (6.24)%           8.87%
                                          ------------   ------------         -----
                                          ------------   ------------         -----
Ratios/Supplemental Data:
Net assets, end of period (000's).......     $1,598         $  879           $  936
Expenses, net of fee waivers, to average
 net assets.............................       3.19%          3.19%*           3.19%*
Expenses, before fee waivers, to average
 net assets.............................       3.82%          4.23%*           4.97%*
Net investment income (loss), net of fee
 waivers, to average net assets.........      (1.25)%        (2.12)%*         (0.21)%*
Net investment income (loss), before fee
 waivers, to average net assets.........      (1.88)%        (3.16)%*         (1.99)%*
Portfolio turnover rate.................         87%            22%              69%
Average commission rate paid (2)........     $0.0009        $0.0024         --

---------------

+  For the period January 19, 1994 (commencement of operations) to June 30,
     1994.

++ For the period December 5, 1995 (commencement of offering of shares) to June
     30, 1996.

*  Annualized

** Investment Advisory functions for the Fund were transferred from Kidder
     Peabody Asset Management Inc. to Mitchell Hutchins on February 13, 1995.

*** Investment Sub-Advisory functions for the Fund were transferred from Emerging Markets Management to Schroder Capital Management International Inc. effective February 25, 1997.

 (1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class (except Class Y) would be lower if sales charges were included. Total investment return for periods of less than one year have not been annualized.

 (2) Effective for fiscal years beginning on or after September 1, 1995, the Fund is required to disclose the average commission rate paid per share of common stock investments purchased or sold.

PAINEWEBBER EMERGING MARKETS EQUITY FUND

                                                                         CLASS C
                                          ----------------------------------------------------------------------
                                                           FOR THE          FOR THE YEARS
                                          FOR THE YEAR   FOUR MONTHS            ENDED
                                             ENDED          ENDED             JUNE 30,           FOR THE PERIOD
                                          OCTOBER 31,    OCTOBER 31,    ---------------------    ENDED JUNE 30,
                                            1997***          1996         1996       1995**          1994+
                                          ------------   ------------   ---------   ---------   ----------------
Net asset value, beginning of period....     $ 9.32         $ 9.94      $    9.67   $   10.75        $12.00
                                          ------------   ------------   ---------   ---------       -------
Net investment income (loss)............      (0.14)         (0.22)         (0.24)      (0.17)      --
Net realized and unrealized gains
 (losses) from investment and foreign
 currency...............................      (0.01)         (0.40)          0.51       (0.90)        (1.25)
                                          ------------   ------------   ---------   ---------       -------
Net increase (decrease) from investment
 operations.............................      (0.15)         (0.62)          0.27       (1.07)        (1.25)
                                          ------------   ------------   ---------   ---------       -------
Dividends from net investment income....     --             --             --           (0.01)      --
                                          ------------   ------------   ---------   ---------       -------
Net asset value, end of period..........     $ 9.17         $ 9.32      $    9.94   $    9.67        $10.75
                                          ------------   ------------   ---------   ---------       -------
                                          ------------   ------------   ---------   ---------       -------
Total investment return (1).............      (1.61)%        (6.24)%         2.79%     (10.01)%      (10.42)%
                                          ------------   ------------   ---------   ---------       -------
                                          ------------   ------------   ---------   ---------       -------
Ratios/Supplemental Data:
Net assets, end of period (000's).......     $5,345         $7,882      $  11,561   $  18,551        $26,721
Expenses, net of fee waivers, to average
 net assets.............................       3.19%          3.19%*         3.19%       3.19%         3.22%*
Expenses, before fee waivers, to average
 net assets.............................       3.78%          4.23%*         4.17%       3.29%         3.22%*
Net investment income (loss), net of fee
 waivers, to average net assets.........      (1.18)%        (2.16)%*       (1.28)%     (1.50)%       (0.03)%*
Net investment income (loss), before fee
 waivers, to average net assets.........      (1.77)%        (3.20)%*       (2.26)%     (1.60)%       (0.03)%*
Portfolio turnover rate.................         87%            22%            69%         76%            8%
Average commission rate paid (2)........     $0.0009        $0.0024        --          --           --

                                                                         CLASS Y
                                          ----------------------------------------------------------------------
                                                           FOR THE          FOR THE YEARS
                                          FOR THE YEAR   FOUR MONTHS            ENDED
                                             ENDED          ENDED             JUNE 30,           FOR THE PERIOD
                                          OCTOBER 31,    OCTOBER 31,    ---------------------    ENDED JUNE 30,
                                            1997***          1996         1996       1995**          1994+
                                          ------------   ------------   ---------   ---------   ----------------
Net asset value, beginning of period....     $ 9.51         $10.11      $    9.75   $   10.80        $12.00
                                          ------------   ------------   ---------   ---------       -------
Net investment income (loss)............      (0.02)         (0.05)         (0.01)       0.01          0.05
Net realized and unrealized gains
 (losses) from investment and foreign
 currency...............................      (0.03)         (0.55)          0.37       (0.99)        (1.25)
                                          ------------   ------------   ---------   ---------       -------
Net increase (decrease) from investment
 operations.............................      (0.05)         (0.60)          0.36       (0.98)        (1.20)
                                          ------------   ------------   ---------   ---------       -------
Dividends from net investment income....     --             --             --           (0.07)      --
                                          ------------   ------------   ---------   ---------       -------
Net asset value, end of period..........     $ 9.46         $ 9.51      $   10.11   $    9.75        $10.80
                                          ------------   ------------   ---------   ---------       -------
                                          ------------   ------------   ---------   ---------       -------
Total investment return (1).............      (0.53)%        (5.93)%         3.69%      (9.03)%      (10.00)%
                                          ------------   ------------   ---------   ---------       -------
                                          ------------   ------------   ---------   ---------       -------
Ratios/Supplemental Data:
Net assets, end of period (000's).......     $10,053        $11,375     $  12,979   $  12,332        $15,435
Expenses, net of fee waivers, to average
 net assets.............................       2.19%          2.19%*         2.19%       2.19%         2.22%*
Expenses, before fee waivers, to average
 net assets.............................       2.69%          3.23%*         3.29%       2.29%         2.22%*
Net investment income (loss), net of fee
 waivers, to average net assets.........      (0.15)%        (1.13)%*       (0.15)%     (0.51)%        0.97%*
Net investment income (loss), before fee
 waivers, to average net assets.........      (0.65)%        (2.17)%*       (1.25)%     (0.61)%        0.97%*
Portfolio turnover rate.................         87%            22%            69%         76%            8%
Average commission rate paid (2)........     $0.0009        $0.0024        --          --           --

PAINEWEBBER GLOBAL EQUITY FUND
PAINEWEBBER EMERGING MARKETS EQUITY FUND

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Boards of Trustees and Shareholders

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of PaineWebber Global Equity Fund and PaineWebber Emerging Markets Equity Fund as of October 31, 1997, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at October 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber Global Equity Fund and PaineWebber Emerging Markets Equity Fund at October 31, 1997, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                             [ERNST & YOUNG SIGNATURE]

New York, New York
December 19, 1997

PAINEWEBBER

TAX INFORMATION

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (October 31, 1997) as to the federal tax status of distributions received by shareholders during such fiscal year from each Fund. Accordingly, we are advising you that all of the distributions paid by the PaineWebber Global Equity Fund were made from long-term capital gains in the amount of $0.5784 per share for each class and that no distributions were paid by the PaineWebber Emerging Markets Equity Fund.

  Dividends received by tax-exempt recipients (e.g. IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

  Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1997. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 1998. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

TRUSTEES

E. Garrett Bewkes, Jr., CHAIRMAN
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander, PRESIDENT
Victoria E. Schoenfeld, VICE PRESIDENT
Dianne E. O'Donnell, VICE PRESIDENT AND SECRETARY
Paul H. Schubert, VICE PRESIDENT AND TREASURER


INVESTMENT ADVISER, ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


INVESTMENT SUBADVISERS

GE Investment Management Incorporated
3003 Summer Street
Stamford, Connecticut 06094

Schroder Capital Management International Inc.
787 Seventh Avenue
New York, New York 10019


A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER INVESTMENT EXECUTIVE OR CORRESPONDENT FIRM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PaineWebber offers a family of 22 funds which encompass a diversified range of investment goals.


BOND FUNDS

- High Income Fund
- Investment Grade Income Fund
- Low Duration U.S. Government Income Fund
- Strategic Income Fund
- U.S. Government Income Fund


TAX-FREE BOND FUNDS

- California Tax-Free Income Fund
- Municipal High Income Fund
- National Tax-Free Income Fund
- New York Tax-Free Income Fund


STOCK FUNDS

- Capital Appreciation Fund
- Financial Serivces Growth Fund
- Growth Fund
- Growth and Income Fund
- Small Cap Fund
- Utility Income Fund


ASSET ALLOCATION FUNDS

- Balanced Fund
- Tactical Allocation Fund


GLOBAL FUNDS

- Asia Pacific Growth Fund
- Emerging Markets Equity Fund
- Global Equity Fund
- Global Income Fund

PAINEWEBBER MONEY MARKET FUND

PAINEWEBBER
-C- 1997 PaineWebber Incorporated
Member SIPC



[GRAPHIC]

PAINEWEBBER

----------------------------------
GLOBAL EQUITY
FUND

EMERGING
MARKETS
EQUITY FUND


OCTOBER 31, 1997

ANNUAL REPORT